N-6	Dec. 31, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Massachusetts Mutual Variable Life Separate Account I
Entity Central Index Key	0000836249
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals
When you withdraw a portion of your Account Value from the certificate, we deduct a withdrawal charge of up to 2% of the amount you withdraw, but not more than $25. Please note that this charge applies to any withdrawal – whether it is taken early in your holding of the certificate or later.
The maximum withdrawal amount is equal to the Account Value less (a) any Certificate Debt less (b) an amount equal to (i) the most recent monthly charge multiplied by (ii) one plus the number of Monthly Calculation Dates remaining until the next Planned Premium due date.
For example, if you withdraw $10,000 from your certificate, you will incur a withdrawal charge of $25.
Fee Tables – Transaction Fees – Withdrawal Charge Charges and Deductions – Transaction Charges – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for other transactions. These charges are as follows:
Premium Load Charge. Before allocating premiums among the Separate Account Divisions or the GPA, we impose a premium load charge equal to a maximum of 10% of each premium.
Transfer Charge. There is no transfer charge for the first 12 transfers during a Certificate Year. We may impose a transfer charge of up to $10 for the thirteenth and each subsequent transfer in a Certificate Year.

Fee Tables – Transaction Fees – Premium Load Charge
Fee Tables – Transaction Fees – Transfer Charge
Charges and Deductions – Transaction Charges – Premium Load Charge
Charges and Deductions – Transaction Charges – Transfer Charge

Ongoing Fees and Expenses
In addition to withdrawal charges and transaction charges, an investment in the certificate is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the certificate and the cost of optional benefits available under the certificate. These fees and expenses are set based on characteristics of the Insured under the certificate (e.g., age, sex, and underwriting class). You should view the certificate specifications pages for rates applicable to your certificate.
Certificate Owners will also bear expenses associated with the Funds available under the certificate, as shown in the following table:
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Fund options (Fund fees and expenses)	0.44%(1)	1.18%(1)
		[1]
Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
When you withdraw a portion of your Account Value from the certificate, we deduct a withdrawal charge of up to 2% of the amount you withdraw, but not more than $25. Please note that this charge applies to any withdrawal – whether it is taken early in your holding of the certificate or later.
The maximum withdrawal amount is equal to the Account Value less (a) any Certificate Debt less (b) an amount equal to (i) the most recent monthly charge multiplied by (ii) one plus the number of Monthly Calculation Dates remaining until the next Planned Premium due date.
For example, if you withdraw $10,000 from your certificate, you will incur a withdrawal charge of $25.
Fee Tables – Transaction Fees  – Withdrawal Charge
Charges and Deductions – Transaction Charges – Withdrawal Charge

Surrender Charge (of Purchase Payments) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 25
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you also may be charged for other transactions. These charges are as follows:
Premium Load Charge. Before allocating premiums among the Separate Account Divisions or the GPA, we impose a premium load charge equal to a maximum of 10% of each premium.
Transfer Charge. There is no transfer charge for the first 12 transfers during a Certificate Year. We may impose a transfer charge of up to $10 for the thirteenth and each subsequent transfer in a Certificate Year.
Fee Tables – Transaction Fees – Premium Load Charge
Fee Tables – Transaction Fees – Transfer Charge
Charges and Deductions – Transaction Charges – Premium Load Charge
Charges and Deductions – Transaction Charges – Transfer Charge

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses
In addition to withdrawal charges and transaction charges, an investment in the certificate is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the certificate and the cost of optional benefits available under the certificate. These fees and expenses are set based on characteristics of the Insured under the certificate (e.g., age, sex, and underwriting class). You should view the certificate specifications pages for rates applicable to your certificate.
Certificate Owners will also bear expenses associated with the Funds available under the certificate, as shown in the following table:
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses
Charges and Deductions – Monthly Charges Against the Account Value
Appendix A
Annual Fee
Minimum
Maximum
Fund options (Fund fees and expenses)
0.44%(1)
1.18%(1)
		[1]
Investment Options (of Other Amount) Minimum [Percent]	0.44%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Risks [Table Text Block]

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the certificate.	Principal Risks – Investment Risks
Not a Short-Term Investment
A certificate is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
We apply a withdrawal charge with respect to any withdrawal you make from the certificate.
A withdrawal may also reduce your certificate’s Total Selected Face Amount and may have adverse tax consequences.
You can avoid withdrawal charges and such possible adverse tax consequences by holding your certificate for the long-term and minimizing withdrawals.
Overview of the Certificate – What is the certificate, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options
An investment in this certificate is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.
Principal Risks – Investment Risks General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds
Insurance Company Risks
An investment in the certificate is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the certificate are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.
General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account
Certificate Lapse
Your certificate could terminate (or lapse) if the Surrender Value becomes too low to support the certificate’s monthly charges. Factors that may cause your certificate to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your certificate lapses, you may be able to reinstate it. To reinstate your certificate, you must provide us certain written materials we require as well as a premium payment sufficient to keep the certificate In Force for three months after reinstatement. The death benefit will not be paid if the certificate has lapsed.
Principal Risks – Certificate Termination Certificate Termination and Reinstatement

Investment Restrictions [Text Block]
Generally, you may transfer Account Value among the Separate Account Divisions and the Guaranteed Principal Account (GPA), subject to certain limitations.
  Transfers from the GPA to the Separate Account are limited to one per Certificate Year, and generally may not exceed 25% of your Account Value in the GPA (less any Certificate Debt).
  There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Certificate Debt) for three consecutive years and you have not added any Net Premium or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Certificate Debt) out of the GPA in the succeeding Certificate Year.
  Transfers (including transfers through automated programs) cannot be processed during a Grace Period.
In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict the transfer by the applicable Fund.
MassMutual also reserves the right to remove or substitute Funds as investment options that are available under the certificate.

Optional Benefit Restrictions [Text Block]
Optional benefits, such as riders, may alter the benefits or charges under your certificate. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your certificate, or restrict the availability or terms of other riders.

Tax Implications [Text Block]
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the certificate.
  If you purchase the certificate through a qualified retirement plan, you do not receive any additional tax deferral.
  Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your certificate is taxed as ordinary income. If your certificate becomes a Modified Endowment Contract (MEC), loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling the certificate to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (certificate retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the certificate may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend the certificate over another investment.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you the certificate in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the certificate rather than continue to own your existing life insurance policy.

Item 4. Fee Table [Text Block]
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the certificate. Please refer to your certificate’s specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the certificate, surrender or make withdrawals from the certificate, transfer cash value between investment options, or exercise certain rider options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Load Charge(1)	When you pay premium	Maximum:	10.00% of each premium payment
		Current:	3.00% of each premium payment
Withdrawal Charge	When you withdraw a portion of your Account Value from the certificate	Maximum:	2.00% of the amount withdrawn, not to exceed $25 per withdrawal
		Current:	2.00% of the amount withdrawn, not to exceed $25 per withdrawal
Transfer Charge	Upon each transfer after the first twelve transfers in a Certificate Year	Maximum:	$10 per transfer
		Current:	$0 per transfer
Accelerated Benefits for Terminal Illness Rider	Upon request for the Accelerated Benefits	Maximum:	$250
		Current:	$0
Overloan Protection Rider	Once, upon activation of rider	Maximum:	3.71% of Account Value(2)
		Minimum:	0.33% of Account Value(2)
		Representative Insured: Age 80	3.19% of Account Value(2)
Accelerated Death Benefit for Chronic Illness Rider(3)	Upon request for the Chronic Care Benefit payment	Maximum:	36.00%(4)
		Maximum:	18.00-36.00%(4)
The next two tables describe the fees and expenses that you will pay periodically during the time that you own the certificate, not including Fund fees and expenses.
For Certificates Issued After December 31, 2019

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Certificate Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$59.52 per $1,000 of Insurance Risk
		Minimum:	$0.05 per $1,000 of Insurance Risk
		Current:	$0.05–$29.00 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Death Benefit Option A(3)	$0.08 per $1,000 of Insurance Risk
Mortality & Expense Risk Charge(4)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	1.00% of the certificate’s Variable Account Value on an annual basis
		Current:	0.75% of the certificate’s Variable Account Value on an annual basis
Loan Interest Rate Expense Charge(5)	Daily, if there is Certificate Debt	Maximum:
		Certificate Year 1–20:	3.00% of loaned amount annually
		Certificate Year 21+:	2.50% of loaned amount annually
Current:
		Certificate Year 1–20:	1.00% of loaned amount annually
		Certificate Year 21+:	0.50% of loaned amount annually
Optional Benefit Charges:
Accidental Death Benefit Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$0.025 per $1,000 of rider coverage
		Minimum:	$0.025 per $1,000 of rider coverage
Children’s Level Term Insurance Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$4.50
		Current:	$4.50
Spouse Level Term Insurance Rider(6)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$0.78 per $1,000 of rider coverage
		Minimum:	$0.06 per $1,000 of rider coverage
		Representative Insured: Age 45(7)	$0.12 per $1,000 of rider coverage

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Monthly Charges Rider(8)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$11.98 per $100 of Monthly Deduction(9)
		Minimum:	$4.55 per $100 of Monthly Deduction(9)
		Representative Insured: Age 45	$10.29 per $100 of Monthly Deduction(9)
For Certificates Issued On or Before December 31, 2019

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Certificate Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$51.77 per $1,000 of Insurance Risk
		Minimum:	$0.05 per $1,000 of Insurance Risk
		Current:	$0.05–$51.77 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Death Benefit Option A(3)	$0.08 per $1,000 of Insurance Risk
Mortality & Expense Risk Charge(4)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	1.00% of the certificate’s Variable Account Value on an annual basis
		Current:	0.75% of the certificate’s Variable Account Value on an annual basis
Loan Interest Rate Expense Charge(5)	Daily, if there is Certificate Debt	Maximum:
		Certificate Year 1–20:	3.00% of loaned amount annually
		Certificate Year 21+:	2.50% of loaned amount annually
Current:
		Certificate Year 1–20:	1.00% of loaned amount annually
		Certificate Year 21+:	0.50% of loaned amount annually
Optional Benefit Charges:
Accidental Death Benefit Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$0.025 per $1,000 of rider coverage
		Minimum:	$0.025 per $1,000 of rider coverage
Children’s Level Term Insurance Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$4.50
		Current:	$4.50
Spouse Level Term Insurance Rider(6)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$0.78 per $1,000 of rider coverage
		Minimum:	$0.06 per $1,000 of rider coverage
		Representative Insured: Age 45(7)	$0.12 per $1,000 of rider coverage

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Monthly Charges Rider(8)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$11.98 per $100 of Monthly Deduction(9)
		Minimum:	$4.55 per $100 of Monthly Deduction(9)
		Representative Insured: Age 45	$10.29 per $100 of Monthly Deduction(9)
All of the monthly charges listed in the tables above are deducted proportionately from the then current Account Values in the Separate Account and the GPA (unless you direct us to deduct monthly charges from one Separate Account Division or from the GPA). The mortality and expense risk charge is deducted from the assets of the Separate Account only.
The next table shows the minimum and maximum total operating expenses charged by any of the Funds in which your Separate Account Divisions invest that you may pay periodically during the time that you own the certificate. A complete list of Funds in which the Separate Account Divisions invest, including their annual expenses, may be found at the back of this document in Appendix A. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Annual Fund Operating Expenses	Minimum	Maximum
Range of total annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.(1)	0.44%	1.18%
		[2],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18],[19],[20],[21],[22],[23],[24]
Transaction Expenses [Table Text Block]
Transaction Fees
Charge
When Charge is Deducted
Amount Deducted
Premium Load Charge(1)
When you pay premium
Maximum:
10.00% of each premium payment
Current:
3.00% of each premium payment
Withdrawal Charge
When you withdraw a portion of your Account Value from the certificate
Maximum:
2.00% of the amount withdrawn, not to exceed $25 per withdrawal
Current:
2.00% of the amount withdrawn, not to exceed $25 per withdrawal
Transfer Charge
Upon each transfer after the first twelve transfers in a Certificate Year
Maximum:
$10 per transfer
Current:
$0 per transfer
Accelerated Benefits for Terminal Illness Rider
Upon request for the Accelerated Benefits
Maximum:
$250
Current:
$0
Overloan Protection Rider
Once, upon activation of rider
Maximum:
3.71% of Account Value(2)
Minimum:
0.33% of Account Value(2)
Representative Insured: Age 80
3.19% of Account Value(2)
Accelerated Death Benefit for Chronic Illness Rider(3)

Upon request for the Chronic Care Benefit payment
Maximum:
36.00%(4)
		[3],[6],[9],[12]
Premium Taxes, Description [Text Block]	Premium Load Charge
Premium Taxes, When Deducted [Text Block]	When you pay premium
Premium Taxes (of Premium Payments), Maximum [Percent]	10.00%
Premium Taxes (of Premium Payments), Current [Percent]	3.00%
Premium Taxes, Footnotes [Text Block]	The Premium Load Charge may vary by employer group depending on: (1) the group enrollment procedures selected by the employer; (2) the total group premium paid by the employer; and (3) the size of the employer group.
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	When you withdraw a portion of your Account Value from the certificate
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	Upon each transfer after the first twelve transfers in a Certificate Year
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Current [Dollars]	$ 0
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Operating Expenses	Minimum	Maximum
Range of total annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.(1)	0.44%	1.18%

Portfolio Company Expenses [Text Block]	Range of total annual fund operating expenses including management fees, distribution and/or service (12b-1) fees and other expenses.
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.44%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
Item 5. Principal Risks [Table Text Block]
Principal Risks
Investment Risks
The value of your certificate will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.
The type of investments that a fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Suitability
Variable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the certificate if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Withdrawals
A withdrawal will reduce your certificate’s Account Value by the amount withdrawn. In addition, we impose a withdrawal charge whenever you withdraw a portion of your Account Value. If the certificate’s Surrender Value is reduced to a point where it cannot meet a monthly deduction, your certificate may terminate. A withdrawal may also reduce your certificate’s Total Selected Face Amount and may have adverse tax consequences.
Loans
Taking a loan from your certificate has several risks: (1) it may increase the risk that your certificate will terminate; (2) it will have a permanent effect on your certificate’s Surrender Value; (3) it may increase the amount of premium needed to keep the certificate In Force; (4) it will reduce the death benefit proceeds; and (5) it has potential adverse tax consequences.
Certificate Termination
Your certificate could terminate if the Surrender Value becomes too low to support the certificate’s monthly charges. Factors that may cause your certificate to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Certificate Owner and the deduction of certificate fees and monthly charges may result in termination of the certificate, even if all Planned Premiums are timely paid. No death benefit or other benefits under the certificate will be paid once the certificate terminates.
Limitations on Access to Account Value
•	Withdrawals are not available in the first Certificate Year.
•
If necessary, we will reduce your certificate’s Supplemental Selected Face Amount and the Base Selected Face Amount upon withdrawal to prevent an increase in the net amount at risk, unless you provide us with satisfactory evidence of insurability.

•	There may be little to no cash value available for loans and withdrawals in the certificate’s early years.
•	The minimum withdrawal amount is $500. A withdrawal charge equal to the lesser of 2% of the amount of the withdrawal or $25 will be deducted from the amount of the withdrawal.
Insurance Company Insolvency
It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Adverse Tax Consequences
Certain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your certificate may become a “Modified Endowment Contract” (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC certificate are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. Existing tax laws that benefit this certificate may change at any time.
Certificate Charge Increase
We have the right to increase certain certificate  and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a certificate or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your certificate  In Force. We will notify the Certificate Owner  of any such changes through a prospectus supplement.
Cybersecurity and Certain Business Continuity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
Death Benefit
If the Insured dies while the certificate is In Force and we determine that the claim is valid, we will pay the death benefit in a lump sum to the Beneficiary.
The death benefit will be the amount provided by the death benefit option in effect on the date of death, reduced by any outstanding Certificate Debt, and any unpaid premium needed to avoid certificate termination. The death benefit is calculated as of the date of the Insured’s death.
The Minimum Death Benefit for your certificate is based on your certificate’s Account Value as described below.
While the certificate is In Force, you may make changes to the death benefit option and  Total Selected Face Amount. You must pay any premium due before such transaction requests can be processed.
Minimum Death Benefit
In order to qualify as life insurance under IRC Section 7702, the certificate must have a Minimum Death Benefit that is determined by one of two compliance tests. You choose the test when you apply for the certificate. You cannot change your choice of test after the certificate is issued.
Cash Value Accumulation Test (CVAT)
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor for the Insured’s Attained Age on that date. The death benefit factor depends on the Insured’s gender, age, tobacco use classification, and the CVAT interest rate under Section 7702 of the IRC.
Guideline Premium Test
Under this test, the Minimum Death Benefit on any date is equal to the Account Value on that date multiplied by the death benefit factor, but the death benefit factor varies only by the Attained Age of the Insured.
The death benefit factors for the Cash Value Accumulation Test and the Guideline Premium Test are shown in the certificate. Your choice of the Guideline Premium Test or the Cash Value Accumulation Test will depend on how you intend to pay premiums. In general, if you intend to pay premiums only in the early Certificate Years, the Cash Value Accumulation Test may be appropriate. If you intend to pay level premiums over a long period of years, the Guideline Premium Test may be more appropriate. You should review certificate illustrations of both approaches with your registered representative to determine how the certificate works under each test, and which is best for you.
The Guideline Premium Test is not available in New York.
Death Benefit Options
We offer two death benefit options. Initially the death benefit option is elected by the employer.
•	Death Benefit Option A – the death benefit is the greater of:
∘	the Total Selected Face Amount in effect on the date of death; or
∘	the Minimum Death Benefit in effect on the date of death.
•	Death Benefit Option B – the death benefit is the greater of:
∘	the sum of the Total Selected Face Amount in effect on the date of death plus the Account Value on the date of death; or
∘	the Minimum Death Benefit in effect on the date of death.
If the Insured dies while the certificate is In Force, we will pay the death benefit based on the option in effect on the date of death, with the following adjustments:
•	We add the part of any monthly cost of insurance charges already deducted, which applies to a period beyond the date of death; and
•	We deduct any Certificate Debt outstanding on the date of death; and
•	We deduct any unpaid monthly charges to the date of death.
You should note that under Death Benefit Option A, the death benefit amount is not affected by your certificate’s investment experience unless the death benefit is based on the Minimum Death Benefit. Under Death Benefit Option B, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your certificate’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium or transferred funds. It is also impacted by the deduction of charges and other certificate expenses. It is possible that the certificate’s Account Value can be zero, which will reduce the overall value of the death benefit. The ‘‘Certificate Value’’ section provides more detailed information on how your certificate’s Account Value is determined.

	Certificate A	Certificate B
(a) Total Selected Face Amount:	$100,000	$100,000
(b) Account Value on date of death	$30,000	$50,000
(c) Minimum Death Benefit percentage on date of death:	280%	280%
(d) Minimum Death Benefit (b x c):	$84,000	$140,000
Death benefit if Death Benefit Option A is in effect [greater of (a) or (d)]:	$100,000	$140,000
Death benefit if Death Benefit Option B is in effect [greater of (a + b) or (d)]:	$130,000	$150,000
The examples assume no additions to or deductions from the Total Selected Face Amount or Minimum Death Benefit are applicable.
Right to Change the Death Benefit Option
You may change your Death Benefit Option at any time while the Insured is living by Written Request and subject to our requirement that evidence of insurability must be provided for a change from Death Benefit Option A to Death Benefit Option B. However, no change will be permitted after the Certificate Anniversary nearest the Insured’s 100th birthday. There is no charge for a change in the Death Benefit Option; however the monthly deduction amount will change.
The effective date of any change in the Death Benefit Option will be your first Certificate Anniversary on, or next following, the later of:
•	the date we approve your Written Request for such change; or
•	the requested effective date of the change.
If you change your death benefit option, we will adjust your certificate’s Total Selected Face Amount. The Total Selected Face Amount adjustment (up or down) will be in the amount needed so that the death benefit immediately before the change will be the same as the death benefit after the change.
Please see Appendix B for examples of how a change in death benefit option may impact the certificate’s  Total Selected Face Amount.
The death benefit following a death benefit option change, however, will behave differently based on the new death benefit option in effect. For example, if a Certificate Owner changes the death benefit option from option 1 (death benefit = Total Selected Face Amount) to option 2 (death benefit = Total Selected Face Amount + Account Value), the death benefit after the change will be based on the Account Value rather than remaining level. The Certificate Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.
Alternatively, a Certificate Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) would reduce the certificate’s Insurance Risk as the certificate’s Account Value increases and, as a result, would reduce the monthly insurance charges.
When the Total Selected Face Amount changes as a result of a change in the death benefit option:
•	the monthly charges will also change; and
•	the charge for certain additional benefits may change.
You cannot change the death benefit option if, as a result, the Total Selected Face Amount would be reduced to an amount that is less than the minimum Total Selected Face Amount.
When We Pay Death Benefit Proceeds
If the certificate is In Force and it is determined that the claim is valid, we will normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.
Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the certificate’s two-year contestable periods as described below.
We have the right to contest the validity of the certificate for any material misrepresentation of a fact within two years:
•	after the certificate is issued;
•	after any increase in either the Base Selected Face Amount or the Supplemental Selected Face Amount; or
•	after reinstatement.
These two-year periods are called the certificate’s ‘‘contestable periods.’’ We may also investigate death claims beyond the contestable periods. After any two-year contestable period, in the absence of fraud, we cannot contest the validity of a certificate or a Base or Supplemental Selected Face Amount increase, except for failure to pay premiums. In the event a misstatement of age is discovered at the time of claim, we will not contest the entire claim, but rather an adjustment will be made to the death benefit amount. Please see ‘‘Misstatement of Age’’ below for more information.
We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.
We can also delay payment of the death benefit if a portion is based on the Variable Account Value of the certificate and the Insured’s date of death is before or during any period when:
•	it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);
•	trading is restricted by the SEC;
•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or
•	the SEC, by order, permits us to delay payment for the protection of our Certificate Owners.
If, pursuant to SEC rules, a money market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from a money market division until the Fund is liquidated.
Interest on Death Benefit
We will add interest to the death benefit from the date of the Insured’s death to the date of a lump sum payment. Interest will be computed at an effective annual rate not less than 3%, or, if greater, the annual rate required by applicable state law.
Although the death benefit is generally excludible from the income of the Beneficiary who receives it, interest on the death benefit is includible in the Beneficiary’s income.
Right to Change the Selected Face Amounts
You may request an increase or decrease in the Base and Supplemental Selected Face Amounts. Increases are subject to our underwriting review. If you increase your Base or Supplemental Selected Face Amount, the cost of insurance charge for your certificate will increase because of the increase in the Insurance Risk, subject to the maximum cost of insurance rates set forth in the ‘‘Periodic Charges Other than Fund Operating Expenses’’ table in the ‘‘Fee Tables’’ section. If you decrease your Base or Supplemental Selected Face Amount, the cost of insurance charge for your certificate will decrease because of the decrease in the Insurance Risk.
If you increase or decrease the Base or Supplemental Selected Face Amount, your certificate may become a MEC under federal tax law. MECs are discussed in the ‘‘Federal Income Tax Considerations’’ section; however, you should consult your tax adviser for information on how a MEC may affect your tax situation.
Increases in Selected Face Amounts
You may increase the Base or Supplemental Selected Face Amount by sending us a Written Request, or by sending us an application if you are no longer associated with your employer. We may request evidence of insurability for an increase.
We will not allow an increase in the Base or Supplemental Selected Face Amount on or after the Certificate Anniversary following the Insured’s 80th birthday. Any increase in the Base or Supplemental Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows, the later of:
•	the date we approve your Written Request for such change; or
•	the requested effective date of the change.
Any increase must be in an amount of at least $5,000, unless we establish a lower minimum.
Decreases in Selected Face Amounts
You may also decrease your certificate’s Base or Supplemental Selected Face Amount. The Base Selected Face Amount after a decrease must be at least $50,000.
We will not allow a decrease in the Base or Supplemental Selected Face Amount after the Certificate Anniversary following the Insured’s 100th birthday. Any requested decrease in the Base or Supplemental Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows the latest of:
•	the date we approve your Written Request for such change; or
•	the requested effective date of the change.
A decrease in the certificate’s Base or Supplemental Selected Face Amount may have adverse tax consequences. Please see the ‘‘Federal Income Tax Considerations’’ section.
Suicide
If the Insured dies by suicide, while sane or insane, and the certificate is In Force, the certificate will terminate.
•	If the death occurs within two years from the Issue Date, we will pay a limited death benefit equal to the amount of premiums paid for the certificate, less any Certificate Debt and amounts withdrawn.
•
If the death occurs after two years from the Issue Date but within two years from an increase in either the Base or Supplemental Selected Face Amount, or a change from Death Benefit Option A to Death Benefit Option B, we will pay a limited death benefit equal to the sum of the monthly charges associated with the Base or Supplemental Selected Face Amount increase or change in death benefit option. However, if the limited death benefit as described in the preceding bullet is payable, there will be no death benefit for the increase or change.

•
If the death occurs within two years after the certificate is reinstated, we will pay a limited death benefit equal to the sum of any amount paid to reinstate the certificate plus any premiums paid thereafter, less any Certificate Debt and amounts withdrawn.

Example:
Assume a certificate is issued with a $500,000 Base Selected Face Amount under Death Benefit Option A. In Certificate Year 4, the Certificate Owner applies for a $250,000 Base Selected Face Amount increase, which is approved. If the Insured commits suicide within two years of the increase, the benefit payable to the Beneficiaries is equal to the original $500,000 death benefit, plus an additional payment equal to the monthly charges that were deducted from the Account Value for the increase segment of $250,000.
Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this provision.
Misstatement of Age
If the Insured’s age is misstated in the application, an adjustment will be made. If the adjustment is made at the time of a death claim, the death benefit will reflect the amount provided by the most recent monthly insurance charges using the correct age. If the adjustment is made while the Insured is living, monthly charges after the adjustment will be based on the correct age.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Right to Change the Death Benefit OptionYou may change your Death Benefit Option at any time while the Insured is living by Written Request and subject to our requirement that evidence of insurability must be provided for a change from Death Benefit Option A to Death Benefit Option B. However, no change will be permitted after the Certificate Anniversary nearest the Insured’s 100th birthday. There is no charge for a change in the Death Benefit Option; however the monthly deduction amount will change.The effective date of any change in the Death Benefit Option will be your first Certificate Anniversary on, or next following, the later of:the date we approve your Written Request for such change; orthe requested effective date of the change.If you change your death benefit option, we will adjust your certificate’s Total Selected Face Amount. The Total Selected Face Amount adjustment (up or down) will be in the amount needed so that the death benefit immediately before the change will be the same as the death benefit after the change.Please see Appendix B for examples of how a change in death benefit option may impact the certificate’s Total Selected Face Amount.The death benefit following a death benefit option change, however, will behave differently based on the new death benefit option in effect. For example, if a Certificate Owner changes the death benefit option from option 1 (death benefit = Total Selected Face Amount) to option 2 (death benefit = Total Selected Face Amount + Account Value), the death benefit after the change will be based on the Account Value rather than remaining level. The Certificate Owner may decide to make this change if the desire is to have a death benefit that will increase if the Account Value grows.Alternatively, a Certificate Owner may change from death benefit option 2 to option 1 if they would like to have a level death benefit following the change. Having a level death benefit (rather than increasing as the Account Value grows) would reduce the certificate’s Insurance Risk as the certificate’s Account Value increases and, as a result, would reduce the monthly insurance charges.When the Total Selected Face Amount changes as a result of a change in the death benefit option:the monthly charges will also change; andthe charge for certain additional benefits may change.You cannot change the death benefit option if, as a result, the Total Selected Face Amount would be reduced to an amount that is less than the minimum Total Selected Face Amount.When We Pay Death Benefit ProceedsIf the certificate is In Force and it is determined that the claim is valid, we will normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the certificate’s two-year contestable periods as described below.We have the right to contest the validity of the certificate for any material misrepresentation of a fact within two years:after the certificate is issued;after any increase in either the Base Selected Face Amount or the Supplemental Selected Face Amount; orafter reinstatement.These two-year periods are called the certificate’s ‘‘contestable periods.’’ We may also investigate death claims beyond the contestable periods. After any two-year contestable period, in the absence of fraud, we cannot contest the validity of a certificate or a Base or Supplemental Selected Face Amount increase, except for failure to pay premiums. In the event a misstatement of age is discovered at the time of claim, we will not contest the entire claim, but rather an adjustment will be made to the death benefit amount. Please see ‘‘Misstatement of Age’’ below for more information.We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.We can also delay payment of the death benefit if a portion is based on the Variable Account Value of the certificate and the Insured’s date of death is before or during any period when:it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);trading is restricted by the SEC;an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; orthe SEC, by order, permits us to delay payment for the protection of our Certificate Owners.If, pursuant to SEC rules, a money market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from a money market division until the Fund is liquidated.Interest on Death BenefitWe will add interest to the death benefit from the date of the Insured’s death to the date of a lump sum payment. Interest will be computed at an effective annual rate not less than 3%, or, if greater, the annual rate required by applicable state law.Although the death benefit is generally excludible from the income of the Beneficiary who receives it, interest on the death benefit is includible in the Beneficiary’s income.Right to Change the Selected Face AmountsYou may request an increase or decrease in the Base and Supplemental Selected Face Amounts. Increases are subject to our underwriting review. If you increase your Base or Supplemental Selected Face Amount, the cost of insurance charge for your certificate will increase because of the increase in the Insurance Risk, subject to the maximum cost of insurance rates set forth in the ‘‘Periodic Charges Other than Fund Operating Expenses’’ table in the ‘‘Fee Tables’’ section. If you decrease your Base or Supplemental Selected Face Amount, the cost of insurance charge for your certificate will decrease because of the decrease in the Insurance Risk.If you increase or decrease the Base or Supplemental Selected Face Amount, your certificate may become a MEC under federal tax law. MECs are discussed in the ‘‘Federal Income Tax Considerations’’ section; however, you should consult your tax adviser for information on how a MEC may affect your tax situation.Increases in Selected Face AmountsYou may increase the Base or Supplemental Selected Face Amount by sending us a Written Request, or by sending us an application if you are no longer associated with your employer. We may request evidence of insurability for an increase.We will not allow an increase in the Base or Supplemental Selected Face Amount on or after the Certificate Anniversary following the Insured’s 80th birthday. Any increase in the Base or Supplemental Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows, the later of:the date we approve your Written Request for such change; orthe requested effective date of the change.Any increase must be in an amount of at least $5,000, unless we establish a lower minimum.Decreases in Selected Face AmountsYou may also decrease your certificate’s Base or Supplemental Selected Face Amount. The Base Selected Face Amount after a decrease must be at least $50,000.We will not allow a decrease in the Base or Supplemental Selected Face Amount after the Certificate Anniversary following the Insured’s 100th birthday. Any requested decrease in the Base or Supplemental Selected Face Amount will be effective on the Monthly Calculation Date which is on, or next follows the latest of:the date we approve your Written Request for such change; orthe requested effective date of the change.A decrease in the certificate’s Base or Supplemental Selected Face Amount may have adverse tax consequences. Please see the ‘‘Federal Income Tax Considerations’’ section.
Charges and Contract Values, Note (N-6) [Text Block]	You should note that under Death Benefit Option A, the death benefit amount is not affected by your certificate’s investment experience unless the death benefit is based on the Minimum Death Benefit. Under Death Benefit Option B, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your certificate’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium or transferred funds. It is also impacted by the deduction of charges and other certificate expenses. It is possible that the certificate’s Account Value can be zero, which will reduce the overall value of the death benefit. The ‘‘Certificate Value’’ section provides more detailed information on how your certificate’s Account Value is determined.
Item 11. Other Benefits Available (N-6) [Text Block]
Other Benefits Available Under the  Certificate
Additional Benefits
In addition to the standard death benefit  associated with your certificate, other standard and/or optional benefits may be available to you.
You can obtain additional benefits if you request them and/or qualify for them. We provide certain additional benefits by rider or endorsement. The cost of each rider is generally deducted as part of the monthly charges. Some riders do not result in monthly charges, but do require a fee to exercise the riders.
We also offer two automated transfer programs as additional benefits – Automated Account Value Transfer and Automated Account Re-balancing. Please note that you cannot select both the Automated Account Value Transfer and Automated Account Re-balancing at the same time.
The following table summarizes the information about the additional benefits available under the certificate. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
There may be state variations associated with these benefits. Please see “Appendix D – State Variations of Certain Policy Features.”

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Benefits for Terminal Illness Rider	Advances portion of death benefit if Insured is terminally ill and not expected to live more than 12 months.	Standard
  Eligible payment amount (Eligible Amount) does not include: amount of any insurance provided under the certificates or riders on the life on someone other than Insured; and amount payable under accidental death benefit rider. Minimum payment is $25,000.
  Maximum payment is lesser of 75% of Eligible Amount and $250,000, minus total amount accelerated under all other policies issued by us or any of our affiliates on Insured.
  A lien equal to the amount paid under the rider will be established against the certificate. The amount of the lien will be deducted from the amount of payment under the certificate upon the death of Insured.
  Please see ‘‘Appendix F – State Variation of Certain Certificate Features.’’

Accelerated Death Benefit for Chronic Illness Rider	Permits advances of some of the death benefit due to Insured being chronically ill (as defined in the rider).	Standard
  Available only for Group Policies issued in Ohio on or after January 1, 2021.
  Benefit Option 1, the Maximum Acceleration Amount, may only be exercised once.
  Benefit Option 2, the Annual Eligible Amount may only be exercised up to five times but only once in any 12-month period.
  After an acceleration the certificate remains In Force with any riders.
  The Base Selected Face Amount, and Supplemental Selected Face Amount will be reduced by the Applicable Percentage. Monthly charges will then be based on the new Base Selected Face Amount, Supplemental Selected Face Amount, and Account Value.
  Any Certificate Debt will also be reduced by the Applicable Percentage.
  If Death Benefit Option A was elected, the Surrender Value will be reduced by the Applicable Percentage.
  Does not provide for long-term care insurance or for nursing-home insurance and is not conditioned on the receipt of long-term care or medical services.

Accidental Death Benefit Rider	Provides additional death benefit if Insured’s death is caused by accidental bodily injury.	Optional
  In event of accidental death of Insured, benefit equals lesser of (1) Base Selected Face Amount on date of Insured’s death and (2) $5,000,000.
  Must provide proof that Insured’s death occurred 1) as direct result of bodily injury; 2) within 180 days after injury; and 3) while certificate and rider were in effect.
  No benefit paid if death results directly or indirectly from 1) suicide; 2) war; 3) military service; 4) aviation travel as pilot, crew member, or giving or receiving training; 5) natural causes; 6) drugs; or 7) injury received in commission of felony.
  Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Children’s Level Term Insurance Rider	Provides level term insurance on life of each of Insured’s children between ages of 15 days and 26 years.	Optional
  Provides $25,000 of level term insurance on life of each of Insured’s children between ages of 15 days and 26 years
  If an insured child dies by suicide, while sane or insane, within two years after the rider issue date, the amount we will pay will be limited to the cost for this rider.
  If an insured child dies by suicide, while sane or insane, within two years after the effective date of reinstatement of this rider, the amount we pay will be limited to the cost for this rider subsequent to the date of reinstatement.
  Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’

Overloan Protection Rider	Prevents certificate lapse due to Certificate Debt by providing guaranteed paid-up insurance benefit.	Optional (This rider is included automatically with the certificate if the certificate was issued using the Guideline Premium Test.)
Requirements:

  Certificate In Force and at or past 15th Certificate Anniversary.
  Insured at least Attained Age 75.
  Account Value at least $100,000.
  Non-loaned Account Value must be sufficient to pay rider charge (if not, Certificate Owner required to repay Certificate Debt to exercise rider).
  Certificate issued under Guideline Premium Test.
  Certificate is not and upon exercise of rider will not become a MEC.
  Certificate Debt exceeds specified percentage of Account Value.
  Amounts that can be withdrawn without federal tax penalty have been withdrawn.

Exercising rider results in:

  Change to Option A death benefit if not already selected.
  Total Selected Face Amount equals Minimum Death Benefit.
  Loaned Account Value earns interest at loan interest rate.
  Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.
  All other riders terminate.
  No additional premiums allowed.
  No further certificate loans or repayments.
  No further certificate changes, transfers, and withdrawals allowed.
  Death benefit adjusted and may be reduced to Minimum Death Benefit.
  This rider is not available in all states. Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Spouse Level Term Insurance Rider	Provides level term insurance on life of Insured’s spouse.	Optional
  Minimum amount of term insurance under rider is $50,000.
  Minimum increase of term insurance under rider is $25,000.
  Minimum decrease of term insurance under rider is $50,000.
  No decrease in the amount of term insurance is permitted before the first Certificate Anniversary following the rider issue date.
  The amount of term insurance may automatically be decreased if the amount of term insurance on Insured’s spouse is greater than Insured’s coverage under the certificate.
  If Insured’s spouse dies by suicide, while sane or insane, within two years after this rider’s issue date, the amount we will pay will be limited to the cost for this rider (or, if within two years after the effective date of any increase in the amount of term insurance, the cost of such increase).
  Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’

Waiver of Monthly Charges Rider	Waives monthly charges (other than mortality and expense risk charge) while Insured becomes totally disabled (as defined in the rider).	Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65.
  No benefit paid if disability results directly or indirectly from 1) suicide attempt; 2) war; 3) military service; 4) drugs; or 5) injury received in commission of felony.
  Please see ‘‘Appendix F – State Variation of Certain Certificate Features.’’

Automated Account Value Transfer	Automatically transfers of Account Value in a Separate Account Division to any combination of Separate Account Divisions and GPA monthly.	Optional
  Limits allocation of Account Value to up to 25 Separate Account Divisions and GPA at any one time.
  Automated Account Value Transfers are not available from more than one Separate Account Division or from GPA at any time.
  We may at any time modify, suspend or terminate Automated Account Value Transfer Program without prior notification.
  You may not participate in the Automated Account Re-balancing program at same time.

Automated Account Re-balancing	Automatically re-balances Account Value to maintain original percent allocation of any combination of Separate Account Divisions and GPA.	Optional
  Limits allocation of Account Value to up to 25 Separate Account Divisions and GPA at any one time.
  Minimum amount for transfer is $5.00.
  We may at any time modify, suspend or terminate automated account re-balancing program without prior notification.
  You may not participate in Account Value Transfer program at same time.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Benefits for Terminal Illness Rider	Advances portion of death benefit if Insured is terminally ill and not expected to live more than 12 months.	Standard
  Eligible payment amount (Eligible Amount) does not include: amount of any insurance provided under the certificates or riders on the life on someone other than Insured; and amount payable under accidental death benefit rider. Minimum payment is $25,000.
  Maximum payment is lesser of 75% of Eligible Amount and $250,000, minus total amount accelerated under all other policies issued by us or any of our affiliates on Insured.
  A lien equal to the amount paid under the rider will be established against the certificate. The amount of the lien will be deducted from the amount of payment under the certificate upon the death of Insured.
  Please see ‘‘Appendix F – State Variation of Certain Certificate Features.’’

Accelerated Death Benefit for Chronic Illness Rider	Permits advances of some of the death benefit due to Insured being chronically ill (as defined in the rider).	Standard
  Available only for Group Policies issued in Ohio on or after January 1, 2021.
  Benefit Option 1, the Maximum Acceleration Amount, may only be exercised once.
  Benefit Option 2, the Annual Eligible Amount may only be exercised up to five times but only once in any 12-month period.
  After an acceleration the certificate remains In Force with any riders.
  The Base Selected Face Amount, and Supplemental Selected Face Amount will be reduced by the Applicable Percentage. Monthly charges will then be based on the new Base Selected Face Amount, Supplemental Selected Face Amount, and Account Value.
  Any Certificate Debt will also be reduced by the Applicable Percentage.
  If Death Benefit Option A was elected, the Surrender Value will be reduced by the Applicable Percentage.
  Does not provide for long-term care insurance or for nursing-home insurance and is not conditioned on the receipt of long-term care or medical services.

Accidental Death Benefit Rider	Provides additional death benefit if Insured’s death is caused by accidental bodily injury.	Optional
  In event of accidental death of Insured, benefit equals lesser of (1) Base Selected Face Amount on date of Insured’s death and (2) $5,000,000.
  Must provide proof that Insured’s death occurred 1) as direct result of bodily injury; 2) within 180 days after injury; and 3) while certificate and rider were in effect.
  No benefit paid if death results directly or indirectly from 1) suicide; 2) war; 3) military service; 4) aviation travel as pilot, crew member, or giving or receiving training; 5) natural causes; 6) drugs; or 7) injury received in commission of felony.
  Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Children’s Level Term Insurance Rider	Provides level term insurance on life of each of Insured’s children between ages of 15 days and 26 years.	Optional
  Provides $25,000 of level term insurance on life of each of Insured’s children between ages of 15 days and 26 years
  If an insured child dies by suicide, while sane or insane, within two years after the rider issue date, the amount we will pay will be limited to the cost for this rider.
  If an insured child dies by suicide, while sane or insane, within two years after the effective date of reinstatement of this rider, the amount we pay will be limited to the cost for this rider subsequent to the date of reinstatement.
  Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’

Overloan Protection Rider	Prevents certificate lapse due to Certificate Debt by providing guaranteed paid-up insurance benefit.	Optional (This rider is included automatically with the certificate if the certificate was issued using the Guideline Premium Test.)
Requirements:

  Certificate In Force and at or past 15th Certificate Anniversary.
  Insured at least Attained Age 75.
  Account Value at least $100,000.
  Non-loaned Account Value must be sufficient to pay rider charge (if not, Certificate Owner required to repay Certificate Debt to exercise rider).
  Certificate issued under Guideline Premium Test.
  Certificate is not and upon exercise of rider will not become a MEC.
  Certificate Debt exceeds specified percentage of Account Value.
  Amounts that can be withdrawn without federal tax penalty have been withdrawn.

Exercising rider results in:

  Change to Option A death benefit if not already selected.
  Total Selected Face Amount equals Minimum Death Benefit.
  Loaned Account Value earns interest at loan interest rate.
  Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.
  All other riders terminate.
  No additional premiums allowed.
  No further certificate loans or repayments.
  No further certificate changes, transfers, and withdrawals allowed.
  Death benefit adjusted and may be reduced to Minimum Death Benefit.
  This rider is not available in all states. Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Spouse Level Term Insurance Rider	Provides level term insurance on life of Insured’s spouse.	Optional
  Minimum amount of term insurance under rider is $50,000.
  Minimum increase of term insurance under rider is $25,000.
  Minimum decrease of term insurance under rider is $50,000.
  No decrease in the amount of term insurance is permitted before the first Certificate Anniversary following the rider issue date.
  The amount of term insurance may automatically be decreased if the amount of term insurance on Insured’s spouse is greater than Insured’s coverage under the certificate.
  If Insured’s spouse dies by suicide, while sane or insane, within two years after this rider’s issue date, the amount we will pay will be limited to the cost for this rider (or, if within two years after the effective date of any increase in the amount of term insurance, the cost of such increase).
  Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’

Waiver of Monthly Charges Rider	Waives monthly charges (other than mortality and expense risk charge) while Insured becomes totally disabled (as defined in the rider).	Optional
  Evidence of insurability required to add rider.
  Rider benefit ends day before Insured’s Attained Age 65.
  No benefit paid if disability results directly or indirectly from 1) suicide attempt; 2) war; 3) military service; 4) drugs; or 5) injury received in commission of felony.
  Please see ‘‘Appendix F – State Variation of Certain Certificate Features.’’

Automated Account Value Transfer	Automatically transfers of Account Value in a Separate Account Division to any combination of Separate Account Divisions and GPA monthly.	Optional
  Limits allocation of Account Value to up to 25 Separate Account Divisions and GPA at any one time.
  Automated Account Value Transfers are not available from more than one Separate Account Division or from GPA at any time.
  We may at any time modify, suspend or terminate Automated Account Value Transfer Program without prior notification.
  You may not participate in the Automated Account Re-balancing program at same time.

Automated Account Re-balancing	Automatically re-balances Account Value to maintain original percent allocation of any combination of Separate Account Divisions and GPA.	Optional
  Limits allocation of Account Value to up to 25 Separate Account Divisions and GPA at any one time.
  Minimum amount for transfer is $5.00.
  We may at any time modify, suspend or terminate automated account re-balancing program without prior notification.
  You may not participate in Account Value Transfer program at same time.

Benefits Description [Table Text Block]	Accelerated Benefits for Terminal Illness RiderThis rider advances a portion of the certificate’s death benefit to the Certificate Owner when we receive proof, satisfactory to us, that the Insured is terminally ill and is not expected to live more than 12 months prior to activation of the rider. In return for the advanced payment, we establish a lien against the certificate, equal to the amount of the accelerated benefit. We do not charge interest against the lien.Benefits under the rider may be taxable. The Certificate Owner should seek tax advice prior to requesting an accelerated death benefit payment.For the purposes of this rider, terminal illness is a medical condition that:is first diagnosed by a Legally Qualified Physician; andwith reasonable medical certainty, will result in the death of the Insured within 12 months from the date the Legally Qualified Physician certifies the diagnosis; andis not curable by any means available to the medical profession.We must receive the following items before an accelerated benefit can be paid:Certificate Owner’s Written Request for payment of an accelerated death benefit under the certificate;Insured’s written authorization to release medical records to us;written consent to this request of any assignee and any irrevocable Beneficiary under the certificate; andwritten certification from a Legally Qualified Physician that the Insured has a terminal illness, as defined above.The amount of the death benefit under the certificate that can be considered for acceleration is determined as of the acceleration date. The acceleration date is the first date on which all the requirements for acceleration, except any confirming examination that we may require, have been met.The amount eligible for acceleration under the rider (Eligible Amount) is equal to the death benefit payable upon the death of the Insured under the certificate.The Eligible Amount does not include:The amount of any insurance provided under the certificate, or any rider attached thereto, on the life of someone other than the Insured; andThe amount of benefit under any accidental death benefit rider.The Certificate Owner may accelerate any portion of the Eligible Amount subject to the following limitations:the minimum amount that may be accelerated is $25,000; andthe maximum amount that may be accelerated is equal to the lesser of 75% of the Eligible Amount or $250,000 minus the total amount accelerated under all other policies issued by us or any of our affiliates on the life of the Insured.After the accelerated benefit payment is made, this certificate will remain In Force and premiums and charges will continue in accordance with the certificate provisions.Payment of the terminal illness benefit will be made to the Certificate Owner in a single sum, unless the payment has been assigned or designated by the Certificate Owner. However, we will not make the payment if we first receive due proof of the Insured’s death; in this case, we will instead pay the death benefit as if no request has been received under the rider.The rider terminates upon any of the following events:on the date the accelerated benefit payment is made;on the date the certificate terminates;if applicable, any Overloan Protection Rider to the certificate is exercised; ortwo years before the Paid-up Certificate Date.The rider is included automatically with the certificate. There is no charge for this rider. If a claim is made under this rider, then we will assess a charge of no more than $250.An example of the Accelerated Benefits for Terminal Illness Rider is set forth in Appendix C.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.Accelerated Death Benefit for Chronic Illness RiderThis rider advances to the Certificate Owner a portion of the certificate’s death benefit when we receive satisfactory proof at our Administrative Office that the Insured is chronically ill. If the death benefit is accelerated under this rider, the certificate values, including the death benefit, Certificate Debt and, for Death Benefit Option A, the cash value will be reduced.Benefits under the rider may be taxable and there may be tax consequences of accepting an amount above the per diem amount allowed by the Internal Revenue Code by Section 7702B(d)(4). The Certificate Owner should seek additional information about the tax status of the payment from a personal tax advisor prior to requesting a Chronic Illness Benefit Payment.Capitalized terms used but not defined herein shall have the meanings ascribed to them in the rider.For the purposes of this rider, “chronically ill” means that a Licensed Health Care Practitioner has certified, within the previous twelve (12) months, that the Insured:is permanently unable to perform, without Substantial Assistance, at least two (2) Activities of Daily Living due to loss of functional capacity; orrequires Substantial Supervision to protect the Insured from threats to health or safety due to permanent Severe Cognitive Impairment.Subject to the provisions of the rider, upon Written Request of the Certificate Owner, a Chronic Care Benefit payment will be paid if:A payment under the Accelerated Benefits for Terminal Illness Rider has not been previously paid; andA Chronic Care Benefit using Benefit Option 1, a single lump sum payment using the Maximum Acceleration Amount, has not previously been paid; andThere is an Annual Eligible Amount available for acceleration as described below; andNo more than four Chronic Care Benefit payments using Benefit Option 2 have been previously paid; andDue proof is received by the insurer in writing that the Insured is chronically ill, as defined above.The amount of the Chronic Care Benefit payment depends on whether the Certificate Owner elects either Benefit Option 1 or Benefit Option 2, as described below. After a Chronic Care Benefit payment is made, the elected option may not be changed. Under either Benefit Option 1 or Benefit Option 2, the amount of the payment is determined on the date the Company approves the Chronic Care Benefit payment.As described below, the amount of the Chronic Care Benefit payment is either (i) the Maximum Acceleration Amount paid under Benefit Option 1, or (ii) the Annual Eligible Amount paid under Benefit Option 2, with the amount either (i) or (ii) reduced by the sum of:The cost of exercising the Chronic Care Benefit based on the Insured’s age; plusAny unpaid premium amount needed to avoid Certificate termination under the Grace Period And Termination section of the Certificate; plusThe Applicable Percentage of any Certificate Debt.If the Annual Eligible Amount or the Maximum Acceleration Amount is reduced by the Applicable Percentage of Certificate Debt, then the amount equal to the reduction will be applied to repay the Certificate Debt.Benefit Option 1:If the Certificate Owner elects Benefit Option 1, only one Chronic Care Benefit will be paid, and it will be based on the Maximum Acceleration Amount.The Maximum Acceleration Amount is the portion of the death benefit that is used to determine the amount to be accelerated under Benefit Option 1, and is the lesser of:75% of the Original Total Selected Face Amount; orFive times the product of the per diem amount allowed by the Internal Revenue Code by Section 7702B(d)(4), on the date the claim is approved, multiplied by 365.Benefit Option 2:If the Certificate Owner elects Benefit Option 2, up to five Chronic Care Benefits may be paid based on the Annual Eligible Amount. Benefit Option 2 may not be exercised more than once in any 12-month period. The Annual Eligible Amount is the portion of the death benefit that is used to determine the maximum amount to be accelerated in any 12-month period. The Annual Eligible Amount is equal to the lesser of:50% of the Current Selected Face Amount for the Chronic Care Benefit;75% of the Original Total Selected Face Amount net of any face amount previously accelerated; orThe product of the per diem amount allowed by the Internal Revenue Code by Section 7702B(d)(4), on the date the claim is approved, multiplied by 365.Accelerating the death benefit for chronic illness will have the following effects on the certificate:The Base Selected Face Amount, Supplemental Selected Face Amount, and Account Value will be reduced by Applicable Percentage after each Chronic Care Benefit payment. Monthly charges will then be based on the new Base Selected Face Amount, Supplemental Selected Face Amount, and Account Value.Any Certificate Debt will also be reduced by the Applicable Percentage.The cost of the Waiver of Monthly Charges Rider, if elected, will be adjusted to reflect the Current Selected Face Amount.For Certificate Owners who have elected Death Benefit Option A, the Surrender Value will be reduced by the Applicable Percentage.There is no premium or cost of insurance charge for this rider. The cost for exercising the Chronic Care Benefit is a percentage of either the Maximum Acceleration Amount if Benefit Option 1 is elected or the Annual Eligible Amount if Benefit Option 2 is elected and is based on the age of the Insured on the date we approve the Chronic Care Benefit payment.This rider is included automatically with Certificates issued under Group Policies issued in Ohio on or after January 1, 2021.This rider will terminate on the earliest of:A Chronic Care Benefit is paid under Benefit Option 1;A fifth Chronic Care Benefit payment is made under Benefit Option 2;75% of the Original Total Selected Face Amount is accelerated;A benefit is paid under the Accelerated Benefits For Terminal Illness Rider;The Overloan Protection Rider is exercised;The certificate is no longer In Force; orThe certificate terminates for any reason.An example of the operation of the Accelerated Death Benefit for Chronic Illness Rider is set forth in Appendix E.Accidental Death Benefit RiderIn the event of accidental death of the Insured, we will pay a benefit equal to the lesser of:the Base Selected Face Amount on the date of the Insured’s death; or$5,000,000.To pay any benefit under this rider, we will require proof, satisfactory to us, that the Insured’s death occurred:as a direct result of accidental bodily injury independently of all other causes;within 180 days after the injury occurred; andwhile the certificate and rider were In Force.For purposes of this rider, proof satisfactory to us means:death by drowning or internal injuries must be confirmed by autopsy,for all other injuries, the cause of death must be shown by a visible wound on the exterior of the body.Unless prohibited by law, we have the right to examine a body at any time at our expense.No accidental death will be payable if the Insured’s death results directly or indirectly from any of these causes.Suicide – Suicide, while the Insured is sane or insane.War – War, declared or undeclared, or any act of war.Military Service – Service in the military forces of any country at war or in any civilian noncombatant unit serving with those forces. ‘‘War’’ includes undeclared war and any act of war. ‘‘Country’’ includes any international organization or group of countries.Aviation – Travel in, or descent from or with, any kind of aircraft aboard which the Insured is a pilot or crew member or is giving or receiving any training. ‘‘Crew member’’ includes anyone who has any duty aboard the aircraft.Natural Causes – Bodily or mental illness, disease, or infirmity of any kind, or medical or surgical treatment for any of these.Drug – The taking or injection of any drug, hypnotic, or narcotic, accidentally or otherwise.Felony – Death that occurred while committing a felony.This rider will be contestable on the same basis as the Certificate during the lifetime of the Insured for two years from the rider issue date.This rider ends automatically:on the Certificate Anniversary date which is on or next follows the Insured’s 65th birthday; orupon the termination of the certificate for any reason.The rider may also be cancelled by the Certificate Owner’s Written Request. Cancellation will take effect on the Monthly Calculation Date that is on, or next follows, the date we receive the Written Request at our Administrative Office.There is an additional charge for this rider equal to $0.025 per $1,000 of rider coverage. This rider may only be added at the time of issue of the certificate.The example below shows the operation of this rider:Assume that the Accidental Death Benefit Rider Face Amount is $500,000 and that the Insured’s Attained Age at death is 60.Upon death due to accidental causes, $500,000 will be paid in addition to the death benefit as determined under the main coverage.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.Children’s Level Term Insurance RiderThis rider provides $25,000 of level term insurance on the life of each of the Insured’s children between the ages of 15 days and 26 years. To qualify as an insured child, the child’s relationship to the Insured must be either child, stepchild or legally adopted child, either on or after the date of the application. Additionally, the insured child must have been discharged from the hospital after his or her birth.We will pay to the rider Beneficiary the applicable amount described below upon receipt of proof that the death of an insured child occurred:before the end of the term of insurance for the insured child;while coverage for the insured child was In Force; andwhile the certificate is In Force.The amount of benefit under this rider will be:the amount of term insurance if the death occurs 180 days or more after the insured child’s date of birth, but before the Certificate Anniversary that is on or next follows the insured child’s 26th birthday; orone-half of the amount of term insurance if the death occurs more than 14 days but less than 180 days after the insured child’s date of birth.If the Insured’s child dies by suicide, while sane or insane, within two years after this rider’s issue date, the amount we will pay will be limited to the cost for this rider (or, if within two years after the effective date of any increase in the amount of term insurance, the cost of such increase).We will not, in the absence of fraud, contest:the insurance on the insured child after it has been In Force during the lifetime of the insured child for a period of two years from the rider issue date; orthe reinstatement of insurance on the insured child after the reinstated coverage has been In Force during the lifetime of the insured child for two years after the effective date of reinstatement.The rider may be converted into a policy on the life of the insured child without evidence of insurability at the end of an insured child’s term of insurance provided that we must receive an application for the new policy within the period beginning 90 days before and ending 31 days after the end of the insured child’s term of insurance. The face amount of the new policy will be the amount of term insurance under this rider. The first full premium for the new policy must be paid while the insured child is alive and within 31 days after the end of the insured child’s term of insurance.The term of insurance for a child ends on the earlier of:the date the certificate terminates; orthe Monthly Calculation Date on or next following the date we receive a Written Request to terminate the rider; orthe Insured’s Attained Age 65; orthe Certificate Anniversary date on or next following the insured child’s 26th birthday.If the Insured dies while the rider is In Force, coverage on the life of the insured child will continue until the Certificate Anniversary date that is on or next follows the insured child’s 26th birthday.This rider may be added at any time. There is an additional charge for this rider.The example below shows the operation of this rider:Assume that the Insured has three children, ages 10, 16, and 27 and the Insured elected the Children’s Level Term Rider.If the Insured’s 10 or 16 year old child dies, the Children’s Level Term Insurance Rider will pay $25,000 to the Insured.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.Overloan Protection RiderA Certificate Owner is able to prevent the certificate from lapsing due to Certificate Debt by invoking the Overloan Protection Rider, which provides a guaranteed paid-up insurance benefit. This rider is designed to enable a Certificate Owner with a substantially depleted Surrender Value, due to Certificate Debt, to potentially avoid the negative tax consequences associated with the lapsing of the certificate.Note: The IRS has not issued guidance on the tax consequences of exercising the Overloan Protection Rider. It is possible that the IRS could assert that the Certificate Debt should be treated as a distribution, in whole or in part, when the rider is invoked. Consult with a tax adviser regarding the risks associated with invoking this rider.This rider is automatically attached on the Issue Date of the certificate if the certificate has been issued using the Guideline Premium Test under Section 7702 of the IRC. The rider cannot be elected after the certificate Issue Date or if the certificate was issued using the Cash Value Accumulation Test under Section 7702 of the IRC.This rider will be exercised when we have received the Certificate Owner’s Written Request and all of the following requirements have been met:The certificate is In Force and has reached the 15th Certificate Anniversary date;The Insured is at least Attained Age 75;The Account Value of the certificate must be at least $100,000;The non-loaned Account Value is sufficient to pay the rider charge (described below);The certificate is issued under the federal Guideline Premium Test under Section 7702 of the Internal Revenue Code, as amended;The certificate is not, and exercise of this rider will not cause the certificate to become, a ‘‘Modified Endowment Contract’’ under the IRC;The Certificate Debt exceeds a specified percentage of the Account Value. This percentage is called the Overloan Trigger Point Percentage and varies by the Attained Age of the Insured. The Overloan Trigger Point Percentages are shown below; andAll amounts that may be withdrawn from the certificate without the imposition of federal income tax must be taken as withdrawals.The first time the requirements to exercise this rider are met, we will notify the Certificate Owner. The notice will be mailed 31 days before the end of the certificate’s Grace Period.To exercise the rider, Certificate Debt must exceed a specified percentage of the Account Value called the Overloan Trigger Point. There is a one-time charge to exercise this rider. The charge is equal to the Account Value multiplied by a percentage that varies by the Insured’s Attained Age at the time the rider is exercised.The Overloan Protection Rider Triggers and Rider Charge Percentages vary by the Insured’s Attained Age as shown below.Attained AgeRider Charge PercentageTrigger Point Percentage 18–74N/AN/A753.71%96.00%763.57%96.00%773.45%96.00%783.31%96.00%793.33%96.00%803.19%96.00%813.13%96.00%822.99%97.00%832.87%97.00%842.73%97.00%852.61%97.00%862.47%97.00%872.33%97.00%882.17%97.00%891.95%98.00%901.71%98.00%911.54%98.00%921.36%98.00%931.19%98.00%941.02%98.00%950.85%99.00%960.67%99.00%970.50%99.00%980.33%99.00%990.33%99.00%100+N/AN/AWhen all of the certificate conditions are met, and after we receive the Certificate Owner’s Written Request to exercise this rider and the Rider Charge has been applied, the certificate’s death benefit will be adjusted in two steps:If the Death Benefit Option is not already Death Benefit Option A, it will be changed to Death Benefit Option A; andThe Total Selected Face Amount will equal the Minimum Death Benefit after the Rider Charge is taken. If this Total Selected Face Amount is not compliant with Section 7702 of the IRC, the Certificate Owner will not be allowed to exercise this rider.Exercising this rider will affect the certificate and any other certificate riders as follows:Interest will continue to accrue on the Certificate Debt at the applicable interest rate under the certificate;The loaned Account Value in the Guaranteed Principal Account will earn interest at the same rate as the loan interest rate;Any remaining non-loaned Account Value will be held in the Guaranteed Principal Account and will accrue interest at not less than the certificate’s minimum annual interest rate for the Guaranteed Principal Account, shown in the certificate’s specifications pages;All other certificate riders will be terminated;No further monthly charges or additional charges will be taken from the Account Value;No further premiums will be allowed;No further certificate loans may be taken and no further loan payments may be made;No further certificate changes, transfers of values or withdrawals will be allowed;The Total Selected Face Amount will equal the Minimum Death Benefit, after deduction of the charge for the rider;The certificate will be placed in paid-up status; andThe Certificate Owner will be notified of the changes to the certificate.Note: The death benefit may be reduced (significantly) to the minimum amount permitted under the tax code to maintain the certificate’s status as a life insurance policy.This rider will terminate when any of the following occurs:Before this rider is exercised, we receive a satisfactory Written Request from the Certificate Owner to terminate this rider. Such termination will be effective on the Monthly Calculation Date on, or that next follows, the date we receive the Written Request; orThe Paid-up Certificate Date; orTermination of the certificate for any reason.This rider cannot be reinstated if it was terminated at the Certificate Owner’s request.This rider is not available in New York.An example of the Overloan Protection Rider is set forth in Appendix D.Spouse Level Term Insurance RiderThis rider provides level term insurance on the life of an Insured’s spouse. The spouse may not be legally separated from the Insured when coverage under the rider becomes effective. In addition, the spouse must be at least 18 years of age but not older than 64 years of age. Spouse as defined in this rider includes civil union or domestic partner if recognized under applicable state law. The minimum amount of term insurance under this rider is $50,000.You may convert the rider into a new premium-paying life insurance policy on the insured spouse without providing evidence of insurability on the Certificate Anniversary Date that is on or next follows the earliest of the following events:annulment, divorce or legal separation before the insured spouse’s 65th birthday;the Insured’s spouse’s 65th birthday; orthe death of the Insured before the insured spouse’s 65th birthday; orif applicable, the date any Overloan Protection Rider to the Certificate is exercised.The rider may be converted into a policy on the life of the insured spouse without evidence of insurability. The conversion is subject to us receiving an application for the new policy within the period beginning 90 days before and ending 31 days after the date the event described immediately above occurs. The face amount of the new policy cannot exceed the amount of term insurance under this rider. The first full premium for the new policy must be paid while the insured spouse is alive and within 31 days after the termination of this rider.You may request an increase or decrease in the face amount of the rider, which will be subject to our approval. If you change the face amount, your certificate charges will change accordingly. There is an additional charge for this rider that varies based on the individual characteristics of the insured spouse. Please see the Periodic Charges Other than Fund Operating Expenses table for information about the Spouse Level Term Insurance Rider charge.If the Insured’s spouse dies by suicide, while sane or insane, within two years after this rider’s issue date, the amount we will pay will be limited to the cost for this rider (or, if within two years after the effective date of any increase in the amount of term insurance, the cost of such increase).We will not, in the absence of fraud, contest:the insurance on the insured spouse after it has been In Force during the lifetime of the insured spouse for a period of two years from the rider issue date;any optional increase of the coverage on the insured spouse after the increase has been In Force during the lifetime of the insured spouse for two years after the effective date of the increase; orthe reinstatement of insurance on the insured spouse after the reinstated coverage has been In Force during the lifetime of the insured spouse for two years after the effective date of reinstatement.Coverage under the rider will end on the earliest of:the date of termination of the certificate; orthe Monthly Calculation Date on or next following the date we receive your Written Request to terminate this rider; orthe date this rider is converted to a new certificate; orthe Certificate Anniversary date that is on or next follows the insured spouse’s 65th birthday; orif applicable, the date any Overloan Protection Rider to the certificate is exercised. This rider can be added at any time.Below is an example showing the impact of this rider:Assume the following:The Spouse Level Term Insurance Rider was available at the Case level and the Insured selected it to cover her spouse.The Spouse Attained Age is 55.The Coverage amount is $100,000.Upon the death of the spouse, the Spouse Level Term Insurance Rider pays out $100,000 to the Beneficiary named under the rider.The rider terminates after the payout.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.Waiver of Monthly Charges RiderUnder this rider we will waive the monthly charges deducted from your Account Value (other than the mortality and expense risk charge) if:the Insured becomes totally disabled (as defined in the rider) before the Certificate Anniversary that is on or next follows the Insured’s 65th birthday; andsuch total disability continues for six consecutive months.We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.Total Disability is defined as an incapacity of the Insured that:is caused by sickness or injury; andrequires the Insured to be under a doctor’s care; andbegins while this rider is In Force; andfor the first 24 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; andafter Total Disability has continued for 24 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.No benefit will be payable if the Insured’s disability results directly or indirectly from any of these causes:Suicide Attempt – Any suicide attempt, or intentionally self-inflicted injury, while sane or insane.War – War, declared or undeclared, or any act of war.Military Service – Service in the military forces of any country at war or in any civilian noncombatant unit serving with those forces. “War” includes undeclared war and any act of war. “Country” includes any international organization or group of countries.Drug – The taking or injection of any drug, hypnotic, or narcotic, accidentally or otherwise.Felony – Disability that occurred while committing a felony.Benefits payable under this rider end when any of the following occurs:the Insured is no longer totally disabled; oryou do not give us the required satisfactory proof of continued total disability; orthe Insured fails or refuses to have a required examination; orthe Certificate Anniversary date that is on or next follows the Insured’s 65th birthday, or, if later, the date two years from the date the total disability began.Proof of claim must be received at our Administrative Office while the Insured is living and during the continuance of total disability. Also, it must be received within one year after the earlier of:the Certificate Anniversary date that is on or next follows the Insured’s 65th birthday; andtermination of the certificate.However, if it was not reasonably possible to give us notice and/or proof of claim on time, the delay will not reduce the benefit if notice and/or proof are given as soon as reasonably possible.Until we approve your claim, you are required to pay all premiums necessary to avoid a lapse of this certificate. If total disability begins during this certificate’s Grace Period, any required premiums must be received before we will approve the claims made under this rider.There is an additional charge for this rider that varies based on the individual characteristics of the Insured. Please see the ‘‘Rider Charges’’ table under the ‘‘Fee Tables’’ section for information about the Waiver of Monthly Charges Rider charge.This rider may be added at any time and may be cancelled by the Certificate Owner’s Written Request. Cancellation will take effect on the Monthly Calculation Date that is on, or next follows, the date we receive the Written Request at our Administrative Office.The example below shows the operation of this rider:The Insured is Attained Age 55.The Insured has been totally and permanently disabled for at least 6 months.Account Value on the Monthly Calculation Date prior to the deduction of monthly charges is $100,000.Total monthly charges are $400.The rider waives the monthly charges, so the Account Value remains at $100,000.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.
Item 18. Portfolio Companies (N-6) [Text Block]
Appendix A
Funds Available Under the Certificate
The following is a list of Funds currently available under the certificate. This list of Funds is subject to change, as discussed in the prospectus for the certificate. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/SGVULII. You can also request this information at no cost by calling (800) 548-0073 or sending an email request to LCMClientServices@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your certificate may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Aggressive Allocation Fund (Initial Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.98%	14.17%	8.36%	9.53%
Asset Allocation	MML VIP American Funds 65/35 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	14.54%	7.37%	8.39%
Asset Allocation	MML VIP Balanced Allocation Fund (Initial Class)(1)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.86%	11.10%	4.76%	6.33%
Asset Allocation	MML VIP Conservative Allocation Fund (Initial Class)(1)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.83%	10.29%	3.98%	5.59%
Asset Allocation	MML VIP Growth Allocation Fund (Initial Class)(1)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.90%	12.99%	7.08%	8.38%
Asset Allocation	MML VIP Moderate Allocation Fund (Initial Class)(1)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.87%	11.83%	5.72%	7.08%
Money Market	MML VIP Barings U.S. Government Money Market Fund (Initial Class)(8)(9) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	3.80%	2.87%	1.80%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95% (*)	12.98%	1.65%	3.01%
Fixed Income	MML VIP Barings Core Bond Fund (Initial Class)(10) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	7.85%	0.48%	2.64%
Fixed Income	MML VIP Barings Inflation-Protected and Income Fund (Initial Class)(11) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.65%	5.89%	1.12%	3.15%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	MML VIP Barings Short-Duration Bond Fund (Class II)(12) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.59%	5.96%	2.56%	2.57%
Fixed Income	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (Class II)(13) Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC	0.61%	7.41%	-0.83%	1.83%
Balanced	MML VIP BlackRock® Balanced Fund (Initial Class)(1)(14) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.51%	12.84%	7.86%	9.21%
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.72%	13.34%	12.35%	10.73%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Initial Class)(15) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.44%	17.49%	13.75%	11.23%
Large Cap Value	MML VIP T. Rowe Price Equity Income Fund (Initial Class)(16) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.79%	14.45%	11.14%	10.52%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.64%	21.38%	15.25%	15.66%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.90%	7.90%	8.75%	12.51%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.56%	11.50%	11.93%	12.98%
Large Cap Blend	MML VIP Invesco Main Street Equity Fund (Class II)(17) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.80%	16.15%	12.47%	14.45%
Large Cap Blend	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (Initial Class)(18) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.77%	10.59%	7.06%	6.11%
Large Cap Growth	MML VIP American Funds Growth Fund (Service Class I)(19)(20)(21) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	19.66%	12.89%	17.47%
Large Cap Growth	MML VIP Loomis Sayles Large Cap Growth Fund (Initial Class)(22) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	15.09%	14.97%	16.34%
Large Cap Growth	MML VIP T. Rowe Price Blue Chip Growth Fund (Initial Class)(23) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	18.41%	11.08%	15.25%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.82%	2.40%	8.68%	8.70%
Small/Mid-Cap Value	MML VIP American Century Mid Cap Value Fund (Initial Class)(24) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.89%	8.97%	8.80%	9.14%
Small/Mid-Cap Value	MML VIP American Century Small Company Value Fund (Class II)(25) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.99% (*)	-3.39%	5.15%	8.54%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Initial Class)(26) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.71%	8.86%	8.38%	10.73%
Small/Mid-Cap Growth	MML VIP Invesco Discovery Mid Cap Fund (Class II)(27) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.85% (*)	—	—	—
Small/Mid-Cap Growth	MML VIP T. Rowe Price Mid Cap Growth Fund (Initial Class)(28) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.82%	4.35%	3.82%	9.94%
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Initial Class)(29) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.05% (*)	7.34%	2.67%	10.59%
International/Global	Invesco V.I. International Growth Fund (Series I)(30) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	16.32%	2.15%	5.64%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.92%	32.60%	9.01%	6.72%
International/Global	MML VIP Invesco Global Fund (Class II)(31) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	23.11%	7.51%	9.96%
International/Global	MML VIP MFS International Equity Fund (Class II)(32) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	0.93% (*)	25.54%	7.32%	7.23%
Specialty (33)
Nomura VIP Asset Strategy Series (Service Class)(34)
Adviser: Delaware Management Company
Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
		0.77% (*)	16.66%	7.07%	7.84%
		[25],[26],[27],[28],[29],[30],[31],[32],[33],[34],[35],[36],[37],[38],[39],[40],[41],[42],[43],[44],[45],[46],[47],[48],[49],[50],[51],[52],[53],[54],[55],[56],[57],[58],[59],[60]
Prospectuses Available [Text Block]	The following is a list of Funds currently available under the certificate. This list of Funds is subject to change, as discussed in the prospectus for the certificate. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/SGVULII. You can also request this information at no cost by calling (800) 548-0073 or sending an email request to LCMClientServices@MassMutual.com.
Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Aggressive Allocation Fund (Initial Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.98%	14.17%	8.36%	9.53%
Asset Allocation	MML VIP American Funds 65/35 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	14.54%	7.37%	8.39%
Asset Allocation	MML VIP Balanced Allocation Fund (Initial Class)(1)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.86%	11.10%	4.76%	6.33%
Asset Allocation	MML VIP Conservative Allocation Fund (Initial Class)(1)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.83%	10.29%	3.98%	5.59%
Asset Allocation	MML VIP Growth Allocation Fund (Initial Class)(1)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.90%	12.99%	7.08%	8.38%
Asset Allocation	MML VIP Moderate Allocation Fund (Initial Class)(1)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.87%	11.83%	5.72%	7.08%
Money Market	MML VIP Barings U.S. Government Money Market Fund (Initial Class)(8)(9) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	3.80%	2.87%	1.80%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95% (*)	12.98%	1.65%	3.01%
Fixed Income	MML VIP Barings Core Bond Fund (Initial Class)(10) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	7.85%	0.48%	2.64%
Fixed Income	MML VIP Barings Inflation-Protected and Income Fund (Initial Class)(11) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.65%	5.89%	1.12%	3.15%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	MML VIP Barings Short-Duration Bond Fund (Class II)(12) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.59%	5.96%	2.56%	2.57%
Fixed Income	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (Class II)(13) Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC	0.61%	7.41%	-0.83%	1.83%
Balanced	MML VIP BlackRock® Balanced Fund (Initial Class)(1)(14) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.51%	12.84%	7.86%	9.21%
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.72%	13.34%	12.35%	10.73%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Initial Class)(15) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.44%	17.49%	13.75%	11.23%
Large Cap Value	MML VIP T. Rowe Price Equity Income Fund (Initial Class)(16) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.79%	14.45%	11.14%	10.52%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.64%	21.38%	15.25%	15.66%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.90%	7.90%	8.75%	12.51%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.56%	11.50%	11.93%	12.98%
Large Cap Blend	MML VIP Invesco Main Street Equity Fund (Class II)(17) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.80%	16.15%	12.47%	14.45%
Large Cap Blend	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (Initial Class)(18) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.77%	10.59%	7.06%	6.11%
Large Cap Growth	MML VIP American Funds Growth Fund (Service Class I)(19)(20)(21) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	19.66%	12.89%	17.47%
Large Cap Growth	MML VIP Loomis Sayles Large Cap Growth Fund (Initial Class)(22) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	15.09%	14.97%	16.34%
Large Cap Growth	MML VIP T. Rowe Price Blue Chip Growth Fund (Initial Class)(23) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	18.41%	11.08%	15.25%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.82%	2.40%	8.68%	8.70%
Small/Mid-Cap Value	MML VIP American Century Mid Cap Value Fund (Initial Class)(24) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.89%	8.97%	8.80%	9.14%
Small/Mid-Cap Value	MML VIP American Century Small Company Value Fund (Class II)(25) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.99% (*)	-3.39%	5.15%	8.54%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Initial Class)(26) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.71%	8.86%	8.38%	10.73%
Small/Mid-Cap Growth	MML VIP Invesco Discovery Mid Cap Fund (Class II)(27) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.85% (*)	—	—	—
Small/Mid-Cap Growth	MML VIP T. Rowe Price Mid Cap Growth Fund (Initial Class)(28) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.82%	4.35%	3.82%	9.94%
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Initial Class)(29) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.05% (*)	7.34%	2.67%	10.59%
International/Global	Invesco V.I. International Growth Fund (Series I)(30) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00% (*)	16.32%	2.15%	5.64%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.92%	32.60%	9.01%	6.72%
International/Global	MML VIP Invesco Global Fund (Class II)(31) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	23.11%	7.51%	9.96%
International/Global	MML VIP MFS International Equity Fund (Class II)(32) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	0.93% (*)	25.54%	7.32%	7.23%
Specialty (33)
Nomura VIP Asset Strategy Series (Service Class)(34)
Adviser: Delaware Management Company
Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
		0.77% (*)	16.66%	7.07%	7.84%

Risk of Loss
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the certificate.
Not a Short-Term Investment
Item 2. Key Information [Line Items]
Risk [Text Block]
A certificate is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
We apply a withdrawal charge with respect to any withdrawal you make from the certificate.
A withdrawal may also reduce your certificate’s Total Selected Face Amount and may have adverse tax consequences.
You can avoid withdrawal charges and such possible adverse tax consequences by holding your certificate for the long-term and minimizing withdrawals.

Risks Associated with Investment Options
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in this certificate is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.

Insurance Company Risks
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the certificate is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the certificate are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.

Certificate Lapse
Item 2. Key Information [Line Items]
Risk [Text Block]
Your certificate could terminate (or lapse) if the Surrender Value becomes too low to support the certificate’s monthly charges. Factors that may cause your certificate to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your certificate lapses, you may be able to reinstate it. To reinstate your certificate, you must provide us certain written materials we require as well as a premium payment sufficient to keep the certificate In Force for three months after reinstatement. The death benefit will not be paid if the certificate has lapsed.

Investment Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Investment RisksThe value of your certificate will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.The type of investments that a fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.
Suitability
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	SuitabilityVariable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the certificate if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.
Withdrawals
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	WithdrawalsA withdrawal will reduce your certificate’s Account Value by the amount withdrawn. In addition, we impose a withdrawal charge whenever you withdraw a portion of your Account Value. If the certificate’s Surrender Value is reduced to a point where it cannot meet a monthly deduction, your certificate may terminate. A withdrawal may also reduce your certificate’s Total Selected Face Amount and may have adverse tax consequences.
Loans
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	LoansTaking a loan from your certificate has several risks: (1) it may increase the risk that your certificate will terminate; (2) it will have a permanent effect on your certificate’s Surrender Value; (3) it may increase the amount of premium needed to keep the certificate In Force; (4) it will reduce the death benefit proceeds; and (5) it has potential adverse tax consequences.
Certificate Termination
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Certificate TerminationYour certificate could terminate if the Surrender Value becomes too low to support the certificate’s monthly charges. Factors that may cause your certificate to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Certificate Owner and the deduction of certificate fees and monthly charges may result in termination of the certificate, even if all Planned Premiums are timely paid. No death benefit or other benefits under the certificate will be paid once the certificate terminates.
Limitations on Access to Account Value
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on Access to Account ValueWithdrawals are not available in the first Certificate Year.If necessary, we will reduce your certificate’s Supplemental Selected Face Amount and the Base Selected Face Amount upon withdrawal to prevent an increase in the net amount at risk, unless you provide us with satisfactory evidence of insurability.There may be little to no cash value available for loans and withdrawals in the certificate’s early years.The minimum withdrawal amount is $500. A withdrawal charge equal to the lesser of 2% of the amount of the withdrawal or $25 will be deducted from the amount of the withdrawal.
Insurance Company Insolvency
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Insurance Company InsolvencyIt is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.
Adverse Tax Consequences
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Adverse Tax ConsequencesCertain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your certificate may become a “Modified Endowment Contract” (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC certificate are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax. Existing tax laws that benefit this certificate may change at any time.
Certificate Charge Increase
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Certificate Charge IncreaseWe have the right to increase certain certificate and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a certificate or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your certificate In Force. We will notify the Certificate Owner of any such changes through a prospectus supplement.
Cybersecurity and Certain Business Continuity Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity RisksOur operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued After December 31, 2019
Item 2. Key Information [Line Items]
Periodic Charges [Table Text Block]

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Certificate Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$59.52 per $1,000 of Insurance Risk
		Minimum:	$0.05 per $1,000 of Insurance Risk
		Current:	$0.05–$29.00 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Death Benefit Option A(3)	$0.08 per $1,000 of Insurance Risk
Mortality & Expense Risk Charge(4)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	1.00% of the certificate’s Variable Account Value on an annual basis
		Current:	0.75% of the certificate’s Variable Account Value on an annual basis
Loan Interest Rate Expense Charge(5)	Daily, if there is Certificate Debt	Maximum:
		Certificate Year 1–20:	3.00% of loaned amount annually
		Certificate Year 21+:	2.50% of loaned amount annually
Current:
		Certificate Year 1–20:	1.00% of loaned amount annually
		Certificate Year 21+:	0.50% of loaned amount annually
Optional Benefit Charges:
Accidental Death Benefit Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$0.025 per $1,000 of rider coverage
		Minimum:	$0.025 per $1,000 of rider coverage
Children’s Level Term Insurance Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$4.50
		Current:	$4.50
Spouse Level Term Insurance Rider(6)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$0.78 per $1,000 of rider coverage
		Minimum:	$0.06 per $1,000 of rider coverage
		Representative Insured: Age 45(7)	$0.12 per $1,000 of rider coverage

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Monthly Charges Rider(8)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$11.98 per $100 of Monthly Deduction(9)
		Minimum:	$4.55 per $100 of Monthly Deduction(9)
		Representative Insured: Age 45	$10.29 per $100 of Monthly Deduction(9)

Insurance Cost, Description [Text Block]	Cost of Insurance Charge(1)(2)
Insurance Cost, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Insurance Cost, Representative Investor [Text Block]	RepresentativeInsured: Age 45,Death BenefitOption A(3)$0.08 per $1,000 of Insurance Risk
Insurance Cost, Maximum [Dollars]	$ 59.52
Insurance Cost, Current [Dollars]	29
Insurance Cost, Minimum [Dollars]	$ 0.05
Insurance Cost, Footnotes [Text Block]	The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s age, coverage type (mandatory, supplemental, voluntary only), risk classification, selected face amount, group rating and portability status. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Certificate Owner will pay. For more information on the cost of insurance charge rates for Portable Certificates, please see ‘‘Cost of Insurance Charge’’ in the ‘‘Monthly Charges Against the Account Value’’ section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see ‘‘Transaction Charges’’ in the ‘‘Charges and Deductions’’ section.The maximum cost of insurance charge rates are based on 150% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Unisex (80% Male) and Composite Table. The cost of insurance charges are deducted from the GPA. If the value in the GPA is less than the charges, the deficiency will be deducted proportionately from the then current Account Values in the Separate Account Divisions.The rates shown for ‘‘representative insured’’ are first year rates for employer paid coverage only (also known as mandatory coverage). Rates for supplemental coverage for the 1st year (for a 45 year old) are $0.11 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). The rates for voluntary only coverage for the 1st year (for a 45 year old) are $0.12 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). For Portable Certificates, please see ‘‘Cost of Insurance Charge’’ in the ‘‘Monthly Charges Against the Account Value’’ section.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality & Expense Risk Charge(4)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	1.00%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.75%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The mortality & expense risk charge is deducted proportionately from the then current Account Values in the Separate Account Divisions.
Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued On or Before December 31, 2019
Item 2. Key Information [Line Items]
Periodic Charges [Table Text Block]

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Certificate Charge:
Cost of Insurance Charge(1)(2)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$51.77 per $1,000 of Insurance Risk
		Minimum:	$0.05 per $1,000 of Insurance Risk
		Current:	$0.05–$51.77 per $1,000 of Insurance Risk
		Representative Insured: Age 45, Death Benefit Option A(3)	$0.08 per $1,000 of Insurance Risk
Mortality & Expense Risk Charge(4)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	1.00% of the certificate’s Variable Account Value on an annual basis
		Current:	0.75% of the certificate’s Variable Account Value on an annual basis
Loan Interest Rate Expense Charge(5)	Daily, if there is Certificate Debt	Maximum:
		Certificate Year 1–20:	3.00% of loaned amount annually
		Certificate Year 21+:	2.50% of loaned amount annually
Current:
		Certificate Year 1–20:	1.00% of loaned amount annually
		Certificate Year 21+:	0.50% of loaned amount annually
Optional Benefit Charges:
Accidental Death Benefit Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$0.025 per $1,000 of rider coverage
		Minimum:	$0.025 per $1,000 of rider coverage
Children’s Level Term Insurance Rider	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$4.50
		Current:	$4.50
Spouse Level Term Insurance Rider(6)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$0.78 per $1,000 of rider coverage
		Minimum:	$0.06 per $1,000 of rider coverage
		Representative Insured: Age 45(7)	$0.12 per $1,000 of rider coverage

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Monthly Charges Rider(8)	Monthly, on the certificate’s Monthly Calculation Date	Maximum:	$11.98 per $100 of Monthly Deduction(9)
		Minimum:	$4.55 per $100 of Monthly Deduction(9)
		Representative Insured: Age 45	$10.29 per $100 of Monthly Deduction(9)

Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Insurance Cost, Representative Investor [Text Block]	RepresentativeInsured: Age 45,Death BenefitOption A$0.08 per $1,000 of Insurance Risk
Insurance Cost, Maximum [Dollars]	$ 51.77
Insurance Cost, Current [Dollars]	51.77
Insurance Cost, Minimum [Dollars]	$ 0.05
Insurance Cost, Footnotes [Text Block]	The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s age, coverage type (mandatory, supplemental, voluntary only), risk classification, selected face amount, group rating and portability status. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Certificate Owner will pay. For more information on the cost of insurance charge rates for Portable Certificates, please see ‘‘Cost of Insurance Charge’’ in the ‘‘Monthly Charges Against the Account Value’’ section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see ‘‘Transaction Charges’’ in the ‘‘Charges and Deductions’’ section.The maximum cost of insurance charge rates are based on 150% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Unisex (80% Male) and Composite Table. The cost of insurance charges are deducted from the GPA. If the value in the GPA is less than the charges, the deficiency will be deducted proportionately from the then current Account Values in the Separate Account Divisions.The rates shown for ‘‘representative insured’’ are first year rates for employer paid coverage only (also known as mandatory coverage). Rates for supplemental coverage for the 1st year (for a 45 year old) are $0.11 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). The rates for voluntary only coverage for the 1st year (for a 45 year old) are $0.12 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). For Portable Certificates, please see ‘‘Cost of Insurance Charge’’ in the ‘‘Monthly Charges Against the Account Value’’ section.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality & Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	1.00%
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.75%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The mortality & expense risk charge is deducted proportionately from the then current Account Values in the Separate Account Divisions.
MML VIP Aggressive Allocation Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Aggressive Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	14.17%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	9.53%
MML VIP American Funds 65/35 Allocation Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Funds 65/35 Allocation Fund(Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	8.39%
MML VIP Balanced Allocation Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Balanced Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	6.33%
MML VIP Conservative Allocation Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Conservative Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	10.29%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	5.59%
MML VIP Growth Allocation Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Growth Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	8.38%
MML VIP Moderate Allocation Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Moderate Allocation Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	7.08%
MML VIP Barings U.S. Government Money Market Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings U.S. Government Money Market Fund(Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	1.80%
Invesco V.I. Global Strategic Income Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	12.98%
Average Annual Total Returns, 5 Years [Percent]	1.65%
Average Annual Total Returns, 10 Years [Percent]	3.01%
MML VIP Barings Core Bond Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings Core Bond Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	0.48%
Average Annual Total Returns, 10 Years [Percent]	2.64%
MML VIP Barings Inflation-Protected and Income Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings Inflation-Protected and Income Fund(Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	1.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
MML VIP Barings Short-Duration Bond Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings Short-Duration Bond Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	2.57%
MML VIP Fidelity Institutional AM Core Plus Bond Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Fidelity Institutional AM® Core Plus Bond Fund(Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	(0.83%)
Average Annual Total Returns, 10 Years [Percent]	1.83%
MML VIP BlackRock Balanced Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP BlackRock® Balanced Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	9.21%
MML Income & Growth Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML Income & Growth Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	12.35%
Average Annual Total Returns, 10 Years [Percent]	10.73%
MML VIP Franklin Templeton Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Franklin Templeton Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	11.23%
MML VIP T. Rowe Price Equity Income Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP T. Rowe Price Equity Income Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.45%
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Fidelity® VIP Contrafund® Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	21.38%
Average Annual Total Returns, 5 Years [Percent]	15.25%
Average Annual Total Returns, 10 Years [Percent]	15.66%
MML Focused Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML Focused Equity Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.90%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	12.51%
MML Sustainable Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML Sustainable Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	12.98%
MML VIP Invesco Main Street Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Main Street Equity Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	14.45%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP JPMorgan U.S. Research Enhanced Equity Fund(Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.59%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	6.11%
MML VIP American Funds Growth Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Funds Growth Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.66%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	17.47%
MML VIP Loomis, Sayles Large Cap Growth Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Loomis Sayles Large Cap Growth Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]	16.34%
MML VIP T. Rowe Price Blue Chip Growth Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP T. Rowe Price Blue Chip Growth Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	15.25%
MML Small/Mid Cap Value Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML Small/Mid Cap Value Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.40%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.70%
MML VIP American Century Mid Cap Value Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Century Mid Cap Value Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	9.14%
MML VIP American Century Small Company Value Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Century Small Company Value Fund(Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(3.39%)
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	8.54%
MML VIP Invesco Small Cap Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Small Cap Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.86%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	10.73%
MML VIP Invesco Discovery Mid Cap Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Discovery Mid Cap Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
MML VIP T. Rowe Price Mid Cap Growth Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP T. Rowe Price Mid Cap Growth Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	9.94%
MML VIP Wellington Small Cap Growth Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Wellington Small Cap Growth Equity Fund(Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	7.34%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Invesco V.I. International Growth Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund (Series I)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.32%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	5.64%
MML Foreign Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML Foreign Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel and Walmsley LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	32.60%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	6.72%
MML VIP Invesco Global Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Global Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	23.11%
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	9.96%
MML VIP MFS International Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP MFS International Equity Fund (Class II)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	25.54%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Nomura VIP Asset Strategy Series
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Accelerated Death Benefit Rider for Terminal Illness
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Benefits for Terminal Illness Rider
Other Transaction Fee, When Deducted [Text Block]	Upon request for the Accelerated Benefits
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 0
Waiver of Monthly Charges Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Waiver of Monthly Charges Rider
Purpose of Benefit [Text Block]	Waives monthly charges (other than mortality and expense risk charge) while Insured becomes totally disabled (as defined in the rider).
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Evidence of insurability required to add rider.Rider benefit ends day before Insured’s Attained Age 65.No benefit paid if disability results directly or indirectly from 1) suicide attempt; 2) war; 3) military service; 4) drugs; or 5) injury received in commission of felony.Please see ‘‘Appendix F – State Variation of Certain Certificate Features.’’
Name of Benefit [Text Block]	Waiver of Monthly Charges Rider
Operation of Benefit [Text Block]	Waiver of Monthly Charges RiderUnder this rider we will waive the monthly charges deducted from your Account Value (other than the mortality and expense risk charge) if:the Insured becomes totally disabled (as defined in the rider) before the Certificate Anniversary that is on or next follows the Insured’s 65th birthday; andsuch total disability continues for six consecutive months.We will not return any premiums paid; however, we will adjust the Account Value according to the terms of the rider.Total Disability is defined as an incapacity of the Insured that:is caused by sickness or injury; andrequires the Insured to be under a doctor’s care; andbegins while this rider is In Force; andfor the first 24 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; andafter Total Disability has continued for 24 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.No benefit will be payable if the Insured’s disability results directly or indirectly from any of these causes:Suicide Attempt – Any suicide attempt, or intentionally self-inflicted injury, while sane or insane.War – War, declared or undeclared, or any act of war.Military Service – Service in the military forces of any country at war or in any civilian noncombatant unit serving with those forces. “War” includes undeclared war and any act of war. “Country” includes any international organization or group of countries.Drug – The taking or injection of any drug, hypnotic, or narcotic, accidentally or otherwise.Felony – Disability that occurred while committing a felony.Benefits payable under this rider end when any of the following occurs:the Insured is no longer totally disabled; oryou do not give us the required satisfactory proof of continued total disability; orthe Insured fails or refuses to have a required examination; orthe Certificate Anniversary date that is on or next follows the Insured’s 65th birthday, or, if later, the date two years from the date the total disability began.Proof of claim must be received at our Administrative Office while the Insured is living and during the continuance of total disability. Also, it must be received within one year after the earlier of:the Certificate Anniversary date that is on or next follows the Insured’s 65th birthday; andtermination of the certificate.However, if it was not reasonably possible to give us notice and/or proof of claim on time, the delay will not reduce the benefit if notice and/or proof are given as soon as reasonably possible.Until we approve your claim, you are required to pay all premiums necessary to avoid a lapse of this certificate. If total disability begins during this certificate’s Grace Period, any required premiums must be received before we will approve the claims made under this rider.There is an additional charge for this rider that varies based on the individual characteristics of the Insured. Please see the ‘‘Rider Charges’’ table under the ‘‘Fee Tables’’ section for information about the Waiver of Monthly Charges Rider charge.This rider may be added at any time and may be cancelled by the Certificate Owner’s Written Request. Cancellation will take effect on the Monthly Calculation Date that is on, or next follows, the date we receive the Written Request at our Administrative Office.The example below shows the operation of this rider:The Insured is Attained Age 55.The Insured has been totally and permanently disabled for at least 6 months.Account Value on the Monthly Calculation Date prior to the deduction of monthly charges is $100,000.Total monthly charges are $400.The rider waives the monthly charges, so the Account Value remains at $100,000.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.
Waiver of Monthly Charges Rider | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued After December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Charges Rider(8)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	RepresentativeInsured: Age 45$10.29 per $100 of Monthly Deduction(9)
Optional Benefit Expense, Maximum [Dollars]	$ 11.98
Optional Benefit Expense, Minimum [Dollars]	$ 4.55
Optional Benefit Expense, Footnotes [Text Block]	The charges for the Waiver of Monthly Charges Rider vary by age. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the charges for your particular situation for the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.The certificate’s ‘‘Monthly Deduction’’ is the sum of the following current monthly charges: (a) cost of insurance charge for the base coverage, (b) cost of insurance charge for the supplemental coverage (if applicable), and (c) any applicable rider charges.
Waiver of Monthly Charges Rider | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued On or Before December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Charges Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	RepresentativeInsured: Age 45$10.29 per $100 of Monthly Deduction
Optional Benefit Expense, Maximum [Dollars]	$ 11.98
Optional Benefit Expense, Minimum [Dollars]	$ 4.55
Optional Benefit Expense, Footnotes [Text Block]	The charges for the Waiver of Monthly Charges Rider vary by age. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the charges for your particular situation for the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.The certificate’s ‘‘Monthly Deduction’’ is the sum of the following current monthly charges: (a) cost of insurance charge for the base coverage, (b) cost of insurance charge for the supplemental coverage (if applicable), and (c) any applicable rider charges.
Spouse Level Term Insurance Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Spouse Level Term Insurance Rider
Purpose of Benefit [Text Block]	Provides level term insurance on life of Insured’s spouse.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Minimum amount of term insurance under rider is $50,000.Minimum increase of term insurance under rider is $25,000.Minimum decrease of term insurance under rider is $50,000.No decrease in the amount of term insurance is permitted before the first Certificate Anniversary following the rider issue date.The amount of term insurance may automatically be decreased if the amount of term insurance on Insured’s spouse is greater than Insured’s coverage under the certificate.If Insured’s spouse dies by suicide, while sane or insane, within two years after this rider’s issue date, the amount we will pay will be limited to the cost for this rider (or, if within two years after the effective date of any increase in the amount of term insurance, the cost of such increase).Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’
Name of Benefit [Text Block]	Spouse Level Term Insurance Rider
Operation of Benefit [Text Block]	Spouse Level Term Insurance RiderThis rider provides level term insurance on the life of an Insured’s spouse. The spouse may not be legally separated from the Insured when coverage under the rider becomes effective. In addition, the spouse must be at least 18 years of age but not older than 64 years of age. Spouse as defined in this rider includes civil union or domestic partner if recognized under applicable state law. The minimum amount of term insurance under this rider is $50,000.You may convert the rider into a new premium-paying life insurance policy on the insured spouse without providing evidence of insurability on the Certificate Anniversary Date that is on or next follows the earliest of the following events:annulment, divorce or legal separation before the insured spouse’s 65th birthday;the Insured’s spouse’s 65th birthday; orthe death of the Insured before the insured spouse’s 65th birthday; orif applicable, the date any Overloan Protection Rider to the Certificate is exercised.The rider may be converted into a policy on the life of the insured spouse without evidence of insurability. The conversion is subject to us receiving an application for the new policy within the period beginning 90 days before and ending 31 days after the date the event described immediately above occurs. The face amount of the new policy cannot exceed the amount of term insurance under this rider. The first full premium for the new policy must be paid while the insured spouse is alive and within 31 days after the termination of this rider.You may request an increase or decrease in the face amount of the rider, which will be subject to our approval. If you change the face amount, your certificate charges will change accordingly. There is an additional charge for this rider that varies based on the individual characteristics of the insured spouse. Please see the Periodic Charges Other than Fund Operating Expenses table for information about the Spouse Level Term Insurance Rider charge.If the Insured’s spouse dies by suicide, while sane or insane, within two years after this rider’s issue date, the amount we will pay will be limited to the cost for this rider (or, if within two years after the effective date of any increase in the amount of term insurance, the cost of such increase).We will not, in the absence of fraud, contest:the insurance on the insured spouse after it has been In Force during the lifetime of the insured spouse for a period of two years from the rider issue date;any optional increase of the coverage on the insured spouse after the increase has been In Force during the lifetime of the insured spouse for two years after the effective date of the increase; orthe reinstatement of insurance on the insured spouse after the reinstated coverage has been In Force during the lifetime of the insured spouse for two years after the effective date of reinstatement.Coverage under the rider will end on the earliest of:the date of termination of the certificate; orthe Monthly Calculation Date on or next following the date we receive your Written Request to terminate this rider; orthe date this rider is converted to a new certificate; orthe Certificate Anniversary date that is on or next follows the insured spouse’s 65th birthday; orif applicable, the date any Overloan Protection Rider to the certificate is exercised. This rider can be added at any time.Below is an example showing the impact of this rider:Assume the following:The Spouse Level Term Insurance Rider was available at the Case level and the Insured selected it to cover her spouse.The Spouse Attained Age is 55.The Coverage amount is $100,000.Upon the death of the spouse, the Spouse Level Term Insurance Rider pays out $100,000 to the Beneficiary named under the rider.The rider terminates after the payout.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.
Spouse Level Term Insurance Rider | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued After December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse Level Term Insurance Rider(6)
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	RepresentativeInsured: Age 45(7)$0.12 per $1,000 of rider coverage
Optional Benefit Expense, Maximum [Dollars]	$ 0.78
Optional Benefit Expense, Minimum [Dollars]	$ 0.06
Optional Benefit Expense, Footnotes [Text Block]	The Spouse Level Term Insurance Rider charges vary based on the individual characteristics of the Insured spouse. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the Spouse Level Term Insurance Rider charges for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073.The rates shown for the ‘‘representative insured’’ are first year rates only.
Spouse Level Term Insurance Rider | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued On or Before December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse Level Term Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Optional Benefit Charge, Representative [Text Block]	RepresentativeInsured: Age 45$0.12 per $1,000 of rider coverage
Optional Benefit Expense, Maximum [Dollars]	$ 0.78
Optional Benefit Expense, Minimum [Dollars]	$ 0.06
Optional Benefit Expense, Footnotes [Text Block]	The Spouse Level Term Insurance Rider charges vary based on the individual characteristics of the Insured spouse. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the Spouse Level Term Insurance Rider charges for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073.The rates shown for the ‘‘representative insured’’ are first year rates only.
Loan Interest Rate Expense Charge | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued After December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Loan Interest Rate Expense Charge(5)
Optional Benefit Charge, When Deducted [Text Block]	Daily, if there is Certificate Debt
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	We charge interest on certificate loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on certificate loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.
Loan Interest Rate Expense Charge | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued On or Before December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Loan Interest Rate Expense Charge
Optional Benefit Charge, When Deducted [Text Block]	Daily, if there is Certificate Debt
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	We charge interest on certificate loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on certificate loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.
Accidental Death Benefit Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Purpose of Benefit [Text Block]	Provides additional death benefit if Insured’s death is caused by accidental bodily injury.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	In event of accidental death of Insured, benefit equals lesser of (1) Base Selected Face Amount on date of Insured’s death and (2) $5,000,000.Must provide proof that Insured’s death occurred 1) as direct result of bodily injury; 2) within 180 days after injury; and 3) while certificate and rider were in effect.No benefit paid if death results directly or indirectly from 1) suicide; 2) war; 3) military service; 4) aviation travel as pilot, crew member, or giving or receiving training; 5) natural causes; 6) drugs; or 7) injury received in commission of felony.Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Operation of Benefit [Text Block]	Accidental Death Benefit RiderIn the event of accidental death of the Insured, we will pay a benefit equal to the lesser of:the Base Selected Face Amount on the date of the Insured’s death; or$5,000,000.To pay any benefit under this rider, we will require proof, satisfactory to us, that the Insured’s death occurred:as a direct result of accidental bodily injury independently of all other causes;within 180 days after the injury occurred; andwhile the certificate and rider were In Force.For purposes of this rider, proof satisfactory to us means:death by drowning or internal injuries must be confirmed by autopsy,for all other injuries, the cause of death must be shown by a visible wound on the exterior of the body.Unless prohibited by law, we have the right to examine a body at any time at our expense.No accidental death will be payable if the Insured’s death results directly or indirectly from any of these causes.Suicide – Suicide, while the Insured is sane or insane.War – War, declared or undeclared, or any act of war.Military Service – Service in the military forces of any country at war or in any civilian noncombatant unit serving with those forces. ‘‘War’’ includes undeclared war and any act of war. ‘‘Country’’ includes any international organization or group of countries.Aviation – Travel in, or descent from or with, any kind of aircraft aboard which the Insured is a pilot or crew member or is giving or receiving any training. ‘‘Crew member’’ includes anyone who has any duty aboard the aircraft.Natural Causes – Bodily or mental illness, disease, or infirmity of any kind, or medical or surgical treatment for any of these.Drug – The taking or injection of any drug, hypnotic, or narcotic, accidentally or otherwise.Felony – Death that occurred while committing a felony.This rider will be contestable on the same basis as the Certificate during the lifetime of the Insured for two years from the rider issue date.This rider ends automatically:on the Certificate Anniversary date which is on or next follows the Insured’s 65th birthday; orupon the termination of the certificate for any reason.The rider may also be cancelled by the Certificate Owner’s Written Request. Cancellation will take effect on the Monthly Calculation Date that is on, or next follows, the date we receive the Written Request at our Administrative Office.There is an additional charge for this rider equal to $0.025 per $1,000 of rider coverage. This rider may only be added at the time of issue of the certificate.The example below shows the operation of this rider:Assume that the Accidental Death Benefit Rider Face Amount is $500,000 and that the Insured’s Attained Age at death is 60.Upon death due to accidental causes, $500,000 will be paid in addition to the death benefit as determined under the main coverage.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.
Accidental Death Benefit Rider | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued After December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Optional Benefit Expense, Maximum [Dollars]	$ 0.025
Optional Benefit Expense, Minimum [Dollars]	$ 0.025
Accidental Death Benefit Rider | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued On or Before December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Optional Benefit Expense, Maximum [Dollars]	$ 0.025
Optional Benefit Expense, Minimum [Dollars]	$ 0.025
Option 1 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Death Benefit Option A – the death benefit is the greater of:the Total Selected Face Amount in effect on the date of death; orthe Minimum Death Benefit in effect on the date of death.
Option 2 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Death Benefit Option B – the death benefit is the greater of:the sum of the Total Selected Face Amount in effect on the date of death plus the Account Value on the date of death; orthe Minimum Death Benefit in effect on the date of death.
Overloan Protection Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider
Other Transaction Fee, When Deducted [Text Block]	Once, upon activation of rider
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.71%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.33%
Other Transaction Fee, Footnotes [Text Block]	The charge is assessed once at the time the Overloan Protection Rider is activated. The applicable percentage of Account Value varies by Attained Age, 75–99. Please see ‘‘Overloan Protection Rider’’ in the ‘‘Other Benefits Available Under the Certificate’’ section for the applicable percentages.
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Prevents certificate lapse due to Certificate Debt by providing guaranteed paid-up insurance benefit.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Requirements: Certificate In Force and at or past 15th Certificate Anniversary.Insured at least Attained Age 75.Account Value at least $100,000.Non-loaned Account Value must be sufficient to pay rider charge (if not, Certificate Owner required to repay Certificate Debt to exercise rider).Certificate issued under Guideline Premium Test.Certificate is not and upon exercise of rider will not become a MEC.Certificate Debt exceeds specified percentage of Account Value.Amounts that can be withdrawn without federal tax penalty have been withdrawn. Exercising rider results in: Change to Option A death benefit if not already selected.Total Selected Face Amount equals Minimum Death Benefit.Loaned Account Value earns interest at loan interest rate.Non-loaned Account Value held in GPA and accrues interest at not less than minimum GPA rate.All other riders terminate.No additional premiums allowed.No further certificate loans or repayments.No further certificate changes, transfers, and withdrawals allowed.Death benefit adjusted and may be reduced to Minimum Death Benefit.This rider is not available in all states. Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’
Name of Benefit [Text Block]	Overloan Protection Rider
Operation of Benefit [Text Block]	Overloan Protection RiderA Certificate Owner is able to prevent the certificate from lapsing due to Certificate Debt by invoking the Overloan Protection Rider, which provides a guaranteed paid-up insurance benefit. This rider is designed to enable a Certificate Owner with a substantially depleted Surrender Value, due to Certificate Debt, to potentially avoid the negative tax consequences associated with the lapsing of the certificate.Note: The IRS has not issued guidance on the tax consequences of exercising the Overloan Protection Rider. It is possible that the IRS could assert that the Certificate Debt should be treated as a distribution, in whole or in part, when the rider is invoked. Consult with a tax adviser regarding the risks associated with invoking this rider.This rider is automatically attached on the Issue Date of the certificate if the certificate has been issued using the Guideline Premium Test under Section 7702 of the IRC. The rider cannot be elected after the certificate Issue Date or if the certificate was issued using the Cash Value Accumulation Test under Section 7702 of the IRC.This rider will be exercised when we have received the Certificate Owner’s Written Request and all of the following requirements have been met:The certificate is In Force and has reached the 15th Certificate Anniversary date;The Insured is at least Attained Age 75;The Account Value of the certificate must be at least $100,000;The non-loaned Account Value is sufficient to pay the rider charge (described below);The certificate is issued under the federal Guideline Premium Test under Section 7702 of the Internal Revenue Code, as amended;The certificate is not, and exercise of this rider will not cause the certificate to become, a ‘‘Modified Endowment Contract’’ under the IRC;The Certificate Debt exceeds a specified percentage of the Account Value. This percentage is called the Overloan Trigger Point Percentage and varies by the Attained Age of the Insured. The Overloan Trigger Point Percentages are shown below; andAll amounts that may be withdrawn from the certificate without the imposition of federal income tax must be taken as withdrawals.The first time the requirements to exercise this rider are met, we will notify the Certificate Owner. The notice will be mailed 31 days before the end of the certificate’s Grace Period.To exercise the rider, Certificate Debt must exceed a specified percentage of the Account Value called the Overloan Trigger Point. There is a one-time charge to exercise this rider. The charge is equal to the Account Value multiplied by a percentage that varies by the Insured’s Attained Age at the time the rider is exercised.The Overloan Protection Rider Triggers and Rider Charge Percentages vary by the Insured’s Attained Age as shown below.When all of the certificate conditions are met, and after we receive the Certificate Owner’s Written Request to exercise this rider and the Rider Charge has been applied, the certificate’s death benefit will be adjusted in two steps:If the Death Benefit Option is not already Death Benefit Option A, it will be changed to Death Benefit Option A; andThe Total Selected Face Amount will equal the Minimum Death Benefit after the Rider Charge is taken. If this Total Selected Face Amount is not compliant with Section 7702 of the IRC, the Certificate Owner will not be allowed to exercise this rider.Exercising this rider will affect the certificate and any other certificate riders as follows:Interest will continue to accrue on the Certificate Debt at the applicable interest rate under the certificate;The loaned Account Value in the Guaranteed Principal Account will earn interest at the same rate as the loan interest rate;Any remaining non-loaned Account Value will be held in the Guaranteed Principal Account and will accrue interest at not less than the certificate’s minimum annual interest rate for the Guaranteed Principal Account, shown in the certificate’s specifications pages;All other certificate riders will be terminated;No further monthly charges or additional charges will be taken from the Account Value;No further premiums will be allowed;No further certificate loans may be taken and no further loan payments may be made;No further certificate changes, transfers of values or withdrawals will be allowed;The Total Selected Face Amount will equal the Minimum Death Benefit, after deduction of the charge for the rider;The certificate will be placed in paid-up status; andThe Certificate Owner will be notified of the changes to the certificate.Note: The death benefit may be reduced (significantly) to the minimum amount permitted under the tax code to maintain the certificate’s status as a life insurance policy.This rider will terminate when any of the following occurs:Before this rider is exercised, we receive a satisfactory Written Request from the Certificate Owner to terminate this rider. Such termination will be effective on the Monthly Calculation Date on, or that next follows, the date we receive the Written Request; orThe Paid-up Certificate Date; orTermination of the certificate for any reason.This rider cannot be reinstated if it was terminated at the Certificate Owner’s request.This rider is not available in New York.An example of the Overloan Protection Rider is set forth in Appendix D.
Childrens Level Term Insurance Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Children’s Level Term Insurance Rider
Purpose of Benefit [Text Block]	Provides level term insurance on life of each of Insured’s children between ages of 15 days and 26 years.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Provides $25,000 of level term insurance on life of each of Insured’s children between ages of 15 days and 26 yearsIf an insured child dies by suicide, while sane or insane, within two years after the rider issue date, the amount we will pay will be limited to the cost for this rider.If an insured child dies by suicide, while sane or insane, within two years after the effective date of reinstatement of this rider, the amount we pay will be limited to the cost for this rider subsequent to the date of reinstatement.Please see ‘‘Appendix F – State Variations of Certain Certificate Features.’’
Name of Benefit [Text Block]	Children’s Level Term Insurance Rider
Operation of Benefit [Text Block]	Children’s Level Term Insurance RiderThis rider provides $25,000 of level term insurance on the life of each of the Insured’s children between the ages of 15 days and 26 years. To qualify as an insured child, the child’s relationship to the Insured must be either child, stepchild or legally adopted child, either on or after the date of the application. Additionally, the insured child must have been discharged from the hospital after his or her birth.We will pay to the rider Beneficiary the applicable amount described below upon receipt of proof that the death of an insured child occurred:before the end of the term of insurance for the insured child;while coverage for the insured child was In Force; andwhile the certificate is In Force.The amount of benefit under this rider will be:the amount of term insurance if the death occurs 180 days or more after the insured child’s date of birth, but before the Certificate Anniversary that is on or next follows the insured child’s 26th birthday; orone-half of the amount of term insurance if the death occurs more than 14 days but less than 180 days after the insured child’s date of birth.If the Insured’s child dies by suicide, while sane or insane, within two years after this rider’s issue date, the amount we will pay will be limited to the cost for this rider (or, if within two years after the effective date of any increase in the amount of term insurance, the cost of such increase).We will not, in the absence of fraud, contest:the insurance on the insured child after it has been In Force during the lifetime of the insured child for a period of two years from the rider issue date; orthe reinstatement of insurance on the insured child after the reinstated coverage has been In Force during the lifetime of the insured child for two years after the effective date of reinstatement.The rider may be converted into a policy on the life of the insured child without evidence of insurability at the end of an insured child’s term of insurance provided that we must receive an application for the new policy within the period beginning 90 days before and ending 31 days after the end of the insured child’s term of insurance. The face amount of the new policy will be the amount of term insurance under this rider. The first full premium for the new policy must be paid while the insured child is alive and within 31 days after the end of the insured child’s term of insurance.The term of insurance for a child ends on the earlier of:the date the certificate terminates; orthe Monthly Calculation Date on or next following the date we receive a Written Request to terminate the rider; orthe Insured’s Attained Age 65; orthe Certificate Anniversary date on or next following the insured child’s 26th birthday.If the Insured dies while the rider is In Force, coverage on the life of the insured child will continue until the Certificate Anniversary date that is on or next follows the insured child’s 26th birthday.This rider may be added at any time. There is an additional charge for this rider.The example below shows the operation of this rider:Assume that the Insured has three children, ages 10, 16, and 27 and the Insured elected the Children’s Level Term Rider.If the Insured’s 10 or 16 year old child dies, the Children’s Level Term Insurance Rider will pay $25,000 to the Insured.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.
Childrens Level Term Insurance Rider | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued After December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Children’s Level Term Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Optional Benefit Expense, Maximum [Dollars]	$ 4.5
Optional Benefit Expense, Current [Dollars]	$ 4.5
Childrens Level Term Insurance Rider | Periodic Charges Other than Annual Fund Operating Expenses for Certificates Issued On or Before December 31, 2019
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Children’s Level Term Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly, on the certificate’sMonthly Calculation Date
Optional Benefit Expense, Maximum [Dollars]	$ 4.5
Optional Benefit Expense, Current [Dollars]	$ 4.5
Accelerated Death Benefit for Chronic Illness Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Other Transaction Fee, When Deducted [Text Block]	Upon request for the Chronic Care Benefit payment
Other Transaction Fee (of Other Amount), Maximum [Percent]	36.00%
Other Transaction Fee, Footnotes [Text Block]	Available only for Group Policies issued in Ohio on or after January 1, 2021.The cost for exercising the Chronic Care Benefit is based on the age of the Insured on the date we approve the Chronic Care Benefit payment and is a percentage of either the Maximum Acceleration Amount if Benefit Option 1 is elected or the Annual Eligible Amount if Benefit Option 2 is elected.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]	Permits advances of some of the death benefit due to Insured being chronically ill (as defined in the rider).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Available only for Group Policies issued in Ohio on or after January 1, 2021.Benefit Option 1, the Maximum Acceleration Amount, may only be exercised once.Benefit Option 2, the Annual Eligible Amount may only be exercised up to five times but only once in any 12-month period.After an acceleration the certificate remains In Force with any riders.The Base Selected Face Amount, and Supplemental Selected Face Amount will be reduced by the Applicable Percentage. Monthly charges will then be based on the new Base Selected Face Amount, Supplemental Selected Face Amount, and Account Value.Any Certificate Debt will also be reduced by the Applicable Percentage.If Death Benefit Option A was elected, the Surrender Value will be reduced by the Applicable Percentage.Does not provide for long-term care insurance or for nursing-home insurance and is not conditioned on the receipt of long-term care or medical services.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness RiderThis rider advances to the Certificate Owner a portion of the certificate’s death benefit when we receive satisfactory proof at our Administrative Office that the Insured is chronically ill. If the death benefit is accelerated under this rider, the certificate values, including the death benefit, Certificate Debt and, for Death Benefit Option A, the cash value will be reduced.Benefits under the rider may be taxable and there may be tax consequences of accepting an amount above the per diem amount allowed by the Internal Revenue Code by Section 7702B(d)(4). The Certificate Owner should seek additional information about the tax status of the payment from a personal tax advisor prior to requesting a Chronic Illness Benefit Payment.Capitalized terms used but not defined herein shall have the meanings ascribed to them in the rider.For the purposes of this rider, “chronically ill” means that a Licensed Health Care Practitioner has certified, within the previous twelve (12) months, that the Insured:is permanently unable to perform, without Substantial Assistance, at least two (2) Activities of Daily Living due to loss of functional capacity; orrequires Substantial Supervision to protect the Insured from threats to health or safety due to permanent Severe Cognitive Impairment.Subject to the provisions of the rider, upon Written Request of the Certificate Owner, a Chronic Care Benefit payment will be paid if:A payment under the Accelerated Benefits for Terminal Illness Rider has not been previously paid; andA Chronic Care Benefit using Benefit Option 1, a single lump sum payment using the Maximum Acceleration Amount, has not previously been paid; andThere is an Annual Eligible Amount available for acceleration as described below; andNo more than four Chronic Care Benefit payments using Benefit Option 2 have been previously paid; andDue proof is received by the insurer in writing that the Insured is chronically ill, as defined above.The amount of the Chronic Care Benefit payment depends on whether the Certificate Owner elects either Benefit Option 1 or Benefit Option 2, as described below. After a Chronic Care Benefit payment is made, the elected option may not be changed. Under either Benefit Option 1 or Benefit Option 2, the amount of the payment is determined on the date the Company approves the Chronic Care Benefit payment.As described below, the amount of the Chronic Care Benefit payment is either (i) the Maximum Acceleration Amount paid under Benefit Option 1, or (ii) the Annual Eligible Amount paid under Benefit Option 2, with the amount either (i) or (ii) reduced by the sum of:The cost of exercising the Chronic Care Benefit based on the Insured’s age; plusAny unpaid premium amount needed to avoid Certificate termination under the Grace Period And Termination section of the Certificate; plusThe Applicable Percentage of any Certificate Debt.If the Annual Eligible Amount or the Maximum Acceleration Amount is reduced by the Applicable Percentage of Certificate Debt, then the amount equal to the reduction will be applied to repay the Certificate Debt.Benefit Option 1:If the Certificate Owner elects Benefit Option 1, only one Chronic Care Benefit will be paid, and it will be based on the Maximum Acceleration Amount.The Maximum Acceleration Amount is the portion of the death benefit that is used to determine the amount to be accelerated under Benefit Option 1, and is the lesser of:75% of the Original Total Selected Face Amount; orFive times the product of the per diem amount allowed by the Internal Revenue Code by Section 7702B(d)(4), on the date the claim is approved, multiplied by 365.Benefit Option 2:If the Certificate Owner elects Benefit Option 2, up to five Chronic Care Benefits may be paid based on the Annual Eligible Amount. Benefit Option 2 may not be exercised more than once in any 12-month period. The Annual Eligible Amount is the portion of the death benefit that is used to determine the maximum amount to be accelerated in any 12-month period. The Annual Eligible Amount is equal to the lesser of:50% of the Current Selected Face Amount for the Chronic Care Benefit;75% of the Original Total Selected Face Amount net of any face amount previously accelerated; orThe product of the per diem amount allowed by the Internal Revenue Code by Section 7702B(d)(4), on the date the claim is approved, multiplied by 365.Accelerating the death benefit for chronic illness will have the following effects on the certificate:The Base Selected Face Amount, Supplemental Selected Face Amount, and Account Value will be reduced by Applicable Percentage after each Chronic Care Benefit payment. Monthly charges will then be based on the new Base Selected Face Amount, Supplemental Selected Face Amount, and Account Value.Any Certificate Debt will also be reduced by the Applicable Percentage.The cost of the Waiver of Monthly Charges Rider, if elected, will be adjusted to reflect the Current Selected Face Amount.For Certificate Owners who have elected Death Benefit Option A, the Surrender Value will be reduced by the Applicable Percentage.There is no premium or cost of insurance charge for this rider. The cost for exercising the Chronic Care Benefit is a percentage of either the Maximum Acceleration Amount if Benefit Option 1 is elected or the Annual Eligible Amount if Benefit Option 2 is elected and is based on the age of the Insured on the date we approve the Chronic Care Benefit payment.This rider is included automatically with Certificates issued under Group Policies issued in Ohio on or after January 1, 2021.This rider will terminate on the earliest of:A Chronic Care Benefit is paid under Benefit Option 1;A fifth Chronic Care Benefit payment is made under Benefit Option 2;75% of the Original Total Selected Face Amount is accelerated;A benefit is paid under the Accelerated Benefits For Terminal Illness Rider;The Overloan Protection Rider is exercised;The certificate is no longer In Force; orThe certificate terminates for any reason.An example of the operation of the Accelerated Death Benefit for Chronic Illness Rider is set forth in Appendix E.
Accelerated Benefits for Terminal Illness Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accelerated Benefits for Terminal Illness Rider
Purpose of Benefit [Text Block]	Advances portion of death benefit if Insured is terminally ill and not expected to live more than 12 months.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Eligible payment amount (Eligible Amount) does not include: amount of any insurance provided under the certificates or riders on the life on someone other than Insured; and amount payable under accidental death benefit rider. Minimum payment is $25,000.Maximum payment is lesser of 75% of Eligible Amount and $250,000, minus total amount accelerated under all other policies issued by us or any of our affiliates on Insured.A lien equal to the amount paid under the rider will be established against the certificate. The amount of the lien will be deducted from the amount of payment under the certificate upon the death of Insured.Please see ‘‘Appendix F – State Variation of Certain Certificate Features.’’
Name of Benefit [Text Block]	Accelerated Benefits for Terminal Illness Rider
Operation of Benefit [Text Block]	Accelerated Benefits for Terminal Illness RiderThis rider advances a portion of the certificate’s death benefit to the Certificate Owner when we receive proof, satisfactory to us, that the Insured is terminally ill and is not expected to live more than 12 months prior to activation of the rider. In return for the advanced payment, we establish a lien against the certificate, equal to the amount of the accelerated benefit. We do not charge interest against the lien.Benefits under the rider may be taxable. The Certificate Owner should seek tax advice prior to requesting an accelerated death benefit payment.For the purposes of this rider, terminal illness is a medical condition that:is first diagnosed by a Legally Qualified Physician; andwith reasonable medical certainty, will result in the death of the Insured within 12 months from the date the Legally Qualified Physician certifies the diagnosis; andis not curable by any means available to the medical profession.We must receive the following items before an accelerated benefit can be paid:Certificate Owner’s Written Request for payment of an accelerated death benefit under the certificate;Insured’s written authorization to release medical records to us;written consent to this request of any assignee and any irrevocable Beneficiary under the certificate; andwritten certification from a Legally Qualified Physician that the Insured has a terminal illness, as defined above.The amount of the death benefit under the certificate that can be considered for acceleration is determined as of the acceleration date. The acceleration date is the first date on which all the requirements for acceleration, except any confirming examination that we may require, have been met.The amount eligible for acceleration under the rider (Eligible Amount) is equal to the death benefit payable upon the death of the Insured under the certificate.The Eligible Amount does not include:The amount of any insurance provided under the certificate, or any rider attached thereto, on the life of someone other than the Insured; andThe amount of benefit under any accidental death benefit rider.The Certificate Owner may accelerate any portion of the Eligible Amount subject to the following limitations:the minimum amount that may be accelerated is $25,000; andthe maximum amount that may be accelerated is equal to the lesser of 75% of the Eligible Amount or $250,000 minus the total amount accelerated under all other policies issued by us or any of our affiliates on the life of the Insured.After the accelerated benefit payment is made, this certificate will remain In Force and premiums and charges will continue in accordance with the certificate provisions.Payment of the terminal illness benefit will be made to the Certificate Owner in a single sum, unless the payment has been assigned or designated by the Certificate Owner. However, we will not make the payment if we first receive due proof of the Insured’s death; in this case, we will instead pay the death benefit as if no request has been received under the rider.The rider terminates upon any of the following events:on the date the accelerated benefit payment is made;on the date the certificate terminates;if applicable, any Overloan Protection Rider to the certificate is exercised; ortwo years before the Paid-up Certificate Date.The rider is included automatically with the certificate. There is no charge for this rider. If a claim is made under this rider, then we will assess a charge of no more than $250.An example of the Accelerated Benefits for Terminal Illness Rider is set forth in Appendix C.Please see ‘‘Appendix F – State Variations of Certain Certificate Features’’ for state variations pertaining to this rider.
Automated Account Value Transfer
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automated Account Value Transfer
Purpose of Benefit [Text Block]	Automatically transfers of Account Value in a Separate Account Division to any combination of Separate Account Divisions and GPA monthly.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Limits allocation of Account Value to up to 25 Separate Account Divisions and GPA at any one time.Automated Account Value Transfers are not available from more than one Separate Account Division or from GPA at any time.We may at any time modify, suspend or terminate Automated Account Value Transfer Program without prior notification.You may not participate in the Automated Account Re-balancing program at same time.
Name of Benefit [Text Block]	Automated Account Value Transfer
Automated Account Re-balancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automated Account Re-balancing
Purpose of Benefit [Text Block]	Automatically re-balances Account Value to maintain original percent allocation of any combination of Separate Account Divisions and GPA.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Limits allocation of Account Value to up to 25 Separate Account Divisions and GPA at any one time.Minimum amount for transfer is $5.00.We may at any time modify, suspend or terminate automated account re-balancing program without prior notification.You may not participate in Account Value Transfer program at same time.
Name of Benefit [Text Block]	Automated Account Re-balancing

[1]
(1)	As a percentage of Fund assets.

[2]
(1)	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

[3]
(1)	The Premium Load Charge may vary by employer group depending on: (1) the group enrollment procedures selected by the employer; (2) the total group premium paid by the employer; and (3) the size of the employer group.

[4]
(1)	The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s age, coverage type (mandatory, supplemental, voluntary only), risk classification, selected face amount, group rating and portability status. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Certificate Owner will pay. For more information on the cost of insurance charge rates for Portable Certificates, please see ‘‘Cost of Insurance Charge’’ in the ‘‘Monthly Charges Against the Account Value’’ section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see ‘‘Transaction Charges’’ in the ‘‘Charges and Deductions’’ section.

[5]
(1)	The cost of insurance charge rates may vary based on a number of factors, including but not limited to, the Insured’s age, coverage type (mandatory, supplemental, voluntary only), risk classification, selected face amount, group rating and portability status. Thus, the cost of insurance charge shown in the above table may not be representative of the charge that a particular Certificate Owner will pay. For more information on the cost of insurance charge rates for Portable Certificates, please see ‘‘Cost of Insurance Charge’’ in the ‘‘Monthly Charges Against the Account Value’’ section. If you would like information on the cost of insurance charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073. Please see ‘‘Transaction Charges’’ in the ‘‘Charges and Deductions’’ section.

[6]
(2)	The charge is assessed once at the time the Overloan Protection Rider is activated. The applicable percentage of Account Value varies by Attained Age, 75–99. Please see ‘‘Overloan Protection Rider’’ in the ‘‘Other Benefits Available Under the Certificate’’ section for the applicable percentages.

[7]
(2)	The maximum cost of insurance charge rates are based on 150% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Unisex (80% Male) and Composite Table. The cost of insurance charges are deducted from the GPA. If the value in the GPA is less than the charges, the deficiency will be deducted proportionately from the then current Account Values in the Separate Account Divisions.

[8]
(2)	The maximum cost of insurance charge rates are based on 150% of the ultimate 2017 Commissioners’ Standard Ordinary (2017 CSO), Age-Last Birthday, Unisex (80% Male) and Composite Table. The cost of insurance charges are deducted from the GPA. If the value in the GPA is less than the charges, the deficiency will be deducted proportionately from the then current Account Values in the Separate Account Divisions.

[9]
(3)	Available only for Group Policies issued in Ohio on or after January 1, 2021.

[10]
(3)	The rates shown for ‘‘representative insured’’ are first year rates for employer paid coverage only (also known as mandatory coverage). Rates for supplemental coverage for the 1st year (for a 45 year old) are $0.11 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). The rates for voluntary only coverage for the 1st year (for a 45 year old) are $0.12 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). For Portable Certificates, please see ‘‘Cost of Insurance Charge’’ in the ‘‘Monthly Charges Against the Account Value’’ section.

[11]
(3)	The rates shown for ‘‘representative insured’’ are first year rates for employer paid coverage only (also known as mandatory coverage). Rates for supplemental coverage for the 1st year (for a 45 year old) are $0.11 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). The rates for voluntary only coverage for the 1st year (for a 45 year old) are $0.12 (Current Amount Deducted) and $0.29 (Maximum Amount Deducted). For Portable Certificates, please see ‘‘Cost of Insurance Charge’’ in the ‘‘Monthly Charges Against the Account Value’’ section.

[12]
(4)	The cost for exercising the Chronic Care Benefit is based on the age of the Insured on the date we approve the Chronic Care Benefit payment and is a percentage of either the Maximum Acceleration Amount if Benefit Option 1 is elected or the Annual Eligible Amount if Benefit Option 2 is elected.

[13]
(4)	The mortality & expense risk charge is deducted proportionately from the then current Account Values in the Separate Account Divisions.

[14]
(4)	The mortality & expense risk charge is deducted proportionately from the then current Account Values in the Separate Account Divisions.

[15]
(5)	We charge interest on certificate loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on certificate loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

[16]
(5)	We charge interest on certificate loans that you may choose to take, but we also credit interest on the Account Value we hold as collateral on certificate loans. The loan interest rate expense charge represents the difference (cost) between the loan interest rate we charge and the interest credited on loaned amounts.

[17]
(6)	The Spouse Level Term Insurance Rider charges vary based on the individual characteristics of the Insured spouse. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the Spouse Level Term Insurance Rider charges for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073.

[18]
(6)	The Spouse Level Term Insurance Rider charges vary based on the individual characteristics of the Insured spouse. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the Spouse Level Term Insurance Rider charges for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 548-0073.

[19]
(7)	The rates shown for the ‘‘representative insured’’ are first year rates only.

[20]
(7)	The rates shown for the ‘‘representative insured’’ are first year rates only.

[21]
(8)	The charges for the Waiver of Monthly Charges Rider vary by age. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the charges for your particular situation for the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.

[22]
(8)	The charges for the Waiver of Monthly Charges Rider vary by age. The rider charges may not be representative of the charges that a particular Certificate Owner will pay. If you would like information on the charges for your particular situation for the Waiver of Monthly Charges Rider, you can request a personalized illustration from your registered representative, or by calling our Administrative Office at (800) 548-0073.

[23]
(9)	The certificate’s ‘‘Monthly Deduction’’ is the sum of the following current monthly charges: (a) cost of insurance charge for the base coverage, (b) cost of insurance charge for the supplemental coverage (if applicable), and (c) any applicable rider charges.

[24]
(9)	The certificate’s ‘‘Monthly Deduction’’ is the sum of the following current monthly charges: (a) cost of insurance charge for the base coverage, (b) cost of insurance charge for the supplemental coverage (if applicable), and (c) any applicable rider charges.

[25]
Fidelity, Contrafund and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.

[26]
(*)	This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.

[27]
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

[28]
(10)	MML VIP Barings Core Bond Fund formerly known as MML Managed Bond Fund.

[29]
(11)	MML VIP Barings Inflation-Protected and Income Fund formerly known as MML Inflation-Protected and Income Fund.

[30]
(12)	MML VIP Barings Short-Duration Bond Fund formerly known as MML Short-Duration Bond Fund.

[31]
(13)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund formerly known as MML Total Return Bond Fund.

[32]
(14)	MML VIP BlackRock® Balanced Fund formerly known as MML Blend Fund.

[33]
(15)	MML VIP Franklin Templeton Equity Fund formerly known as MML Equity Fund.

[34]
(16)	MML VIP T. Rowe Price Equity Income Fund formerly known as MML Equity Income Fund.

[35]
(17)	MML VIP Invesco Main Street Equity Fund formerly known as MML Fundamental Equity Fund.

[36]
(18)	MML VIP JPMorgan U.S. Research Enhanced Equity Fund formerly known as MML Managed Volatility Fund.

[37]
(19)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.

[38]
(2)	MML VIP Aggressive Allocation Fund formerly known as MML Aggressive Allocation Fund.

[39]
(20)	The MML VIP American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML VIP American Funds Growth Fund.

[40]
(21)	MML VIP American Funds Growth Fund formerly known as MML American Funds Growth Fund.

[41]
(22)	MML VIP Loomis Sayles Large Cap Growth Fund formerly known as MML Large Cap Growth Fund.

[42]
(23)	MML VIP T. Rowe Price Blue Chip Growth Fund formerly known as MML Blue Chip Growth Fund.

[43]
(24)	MML VIP American Century Mid Cap Value Fund formerly known as MML Mid Cap Value Fund.

[44]
(25)	MML VIP American Century Small Company Value Fund formerly known as MML Small Company Value Fund.

[45]
(26)	MML VIP Invesco Small Cap Equity Fund formerly known as MML Small Cap Equity Fund.

[46]
(27)	MML VIP Invesco Discovery Mid Cap Fund formerly known as MML Invesco Discovery Mid Cap Fund.

[47]
(28)	MML VIP T. Rowe Price Mid Cap Growth Fund formerly known as MML Mid Cap Growth Fund.

[48]
(29)	MML VIP Wellington Small Cap Growth Equity Fund formerly known as MML Small Cap Growth Equity Fund.

[49]
(3)	MML VIP American Funds 65/35 Allocation Fund formerly known as MML American Funds Core Allocation Fund.

[50]
(30)	Invesco V.I. International Growth Fund formerly known as Invesco Oppenheimer V.I. International Growth Fund.

[51]
(31)	MML VIP Invesco Global Fund formerly known as MML Global Fund.

[52]
(32)	MML VIP MFS International Equity Fund formerly known as MML International Equity Fund.

[53]
(33)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

[54]
(34)	Nomura VIP Asset Strategy Series formerly known as Macquarie VIP Asset Strategy Series.

[55]
(4)	MML VIP Balanced Allocation Fund formerly known as MML Balanced Allocation Fund.

[56]
(5)	MML VIP Conservative Allocation Fund formerly known as MML Conservative Allocation Fund.

[57]
(6)	MML VIP Growth Allocation Fund formerly known as MML Growth Allocation Fund.

[58]
(7)	MML VIP Moderate Allocation Fund formerly known as MML Moderate Allocation Fund.

[59]
(8)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

[60]
(9)	MML VIP Barings U.S. Government Money Market Fund formerly known as MML U.S. Government Money Market Fund.